March 1, 2016
(as revised June 10, 2016)
2016 Prospectus
►	iShares iBonds Dec 2021 Term Muni Bond ETF* | IBMJ | NYSE ARCA
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
*The iShares iBonds Dec 2021 Term Muni Bond ETF may also conduct business as the iBonds Dec 2021 Term Muni Bond ETF.

The “S&P AMT-Free Municipal Series Dec 2021 IndexTM” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock Fund Advisors or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares®, iBonds® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates, and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates. None of such parties makes any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions, or interruptions of the S&P AMT-Free Municipal Series Dec 2021 Index. This Fund is covered by U.S. Patent Nos. 8,438,100 and 8,655,770.
i

[THIS PAGE INTENTIONALLY LEFT BLANK]

iSHARES® iBONDS® DEC 2021 TERM MUNI BOND ETF
Ticker: IBMJ	Stock Exchange: NYSE Arca
Investment Objective
The iShares iBonds Dec 2021 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2020 and before December 2, 2021.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (formerly, Barclays Global Fund Advisors (“BGFA”)) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver[1]	Total Annual Fund Operating Expenses After Fee Waiver
0.30%	None	None	0.30%	(0.12)%	0.18%

[1]	BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in order to limit Total Annual Fund Operating Expenses to 0.18% of average daily net assets through the termination date of the Fund, on or about December 1, 2021. The contractual waiver may be terminated prior to the Fund's termination only upon written agreement of the Trust and BFA.
S-1

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years
$18	$58
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. From inception (September 1, 2015) to the most recent fiscal year end, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the S&P AMT-Free Municipal Series Dec 2021 IndexTM (the “Underlying Index”), which measures the performance of investment-grade, non-callable U.S. municipal bonds maturing in 2021. As of September 30, 2015, there were 5,862 issues in the Underlying Index.
The Underlying Index includes municipal bonds primarily from issuers that are state or local governments or agencies such that the interest on the bonds is exempt from U.S. federal income taxes and the federal alternative minimum tax
(“AMT”). Each bond must have a rating of at least BBB- by Standard & Poor's Ratings Services, Baa3 by Moody’s Investors Service, Inc. (“Moody's”), or BBB- by Fitch Ratings, Inc. and must have a minimum maturity par amount of $2 million to be eligible for inclusion in the Underlying Index. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to $2 million as of each rebalancing date. All bonds in the Underlying Index will mature after December 31, 2020 and before December 2, 2021. When a bond in the Underlying Index matures or is pre-refunded, the bond does not accrue interest past the maturity or pre-refunded date. An amount representing its value at the time of maturity or pre-refunding will be included in the Underlying Index throughout the remaining life of the Underlying Index, and any such amount will be assumed to earn a rate equal to the return of cash and tax-exempt cash equivalents. The Underlying Index is a market value weighted index and is rebalanced after the market close on the last business day of each month.
The Fund is a series of the iShares iBonds® fixed maturity series of bond ETFs sponsored by BlackRock, Inc. (“BlackRock”). The iBonds® fixed

S-2

maturity series do not invest in U.S. savings bonds or other U.S. government bonds and are not designed to provide protection against inflation.
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index, except during the last months of the Fund's operations, as described below, and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. From time to time when conditions warrant, however, the Fund may invest at least 80% of its assets in the component securities of the Underlying Index, and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund will generally hold municipal bond securities issued by state and local municipalities whose interest payments are exempt from U.S. federal income tax, the federal AMT and the federal Medicare contribution tax of 3.8% on “net investment income,” including dividends, interest and capital gains. In the last months of operation, as the bonds held by the Fund mature, the proceeds will not be reinvested in bonds but instead will be held in cash and cash equivalents, including, without limitation, shares of BlackRock Cash Funds, AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. These cash equivalents may not be included in the Underlying Index. By December 2, 2021, the Underlying Index is expected to consist entirely of cash earned in this manner. Around the same time, the Fund will wind up and terminate, and its net assets will be distributed to then-current shareholders. The Fund seeks to
S-3

track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Asset Class Risk. Securities and other assets in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund's prospectus (the “Prospectus”)) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Concentration Risk. The Fund may be susceptible to loss due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular state, region, municipality, market, project type, industry, group of industries, or asset class.
Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk
S-4

depends on the issuer’s financial condition and on the terms of the securities.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Declining Yield Risk. During the final eleven months prior to the Fund's planned termination date, its yield will generally tend to move toward prevailing money market rates, and may be lower than the yields the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in the Fund, if held through maturity, will produce aggregate returns comparable to a direct investment in a group of municipal bonds of similar credit quality and maturity. Unlike a direct investment in municipal bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Fund's existence it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund's portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.
Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index
S-5

Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Interest Rate Risk. An increase in interest rates may cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. The current historically low interest rate environment increases the risks associated with rising interest rates.
Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than comparable taxable bonds.
Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets. In the event of a default or insolvency, certain issuers of municipal bonds may be subject to proceedings other than those specified by U.S. bankruptcy laws, which may impact the Fund’s ability to ultimately recover assets.
Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures.
S-6

However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.
Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.
Risk of Investing in the United States. The Fund has significant exposure to U.S. issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.”
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security or asset and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. Because the bond market may be open on days when the Fund does not price its shares, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Performance Information
As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
S-7

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. James Mauro and Scott Radell (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Mauro and Mr. Radell have been Portfolio Managers of the Fund since inception.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.
Tax Information
The Fund intends to make distributions primarily from net tax-exempt income, although distributions of taxable capital gains may also occur. The Fund is generally not an appropriate investment for a 401(k) plan or an individual retirement account (“IRA”). Please consult your personal tax adviser.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
S-8

More Information About the Fund
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.
On March 1, 2016, the name of the Fund changed from iShares iBonds Dec 2021 AMT-Free Muni Bond ETF to iShares iBonds Dec 2021 Term Muni Bond ETF.
BFA is the investment adviser to the Fund. Shares of the Fund are listed for trading on NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of the Fund may be different from the Fund’s most recent NAV.
ETFs are funds that trade like other publicly traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities and other instruments intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
The Fund will wind up and terminate on or about December 1, 2021. Upon its termination, the Fund will distribute substantially all of its net assets, after making appropriate provision for any liabilities of the Fund, to then-current shareholders pursuant to a plan of liquidation. In the final months of the Fund's operations, as the bonds it holds mature, its portfolio will transition to cash and cash equivalents, including without limitation AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. By December 2, 2021, the Underlying Index is expected to consist entirely of cash earned in this manner. As the Fund approaches its termination date, its holdings of money market or similar funds may increase, causing the Fund to incur the fees and expenses associated with investing in these funds. In accordance with the Trust's Amended and Restated Agreement and Declaration of Trust, dated September 17, 2009, the Fund will terminate on or about the date noted above as approved by a majority of the Trust's Board of Trustees (the “Board”) without requiring additional approval by Fund shareholders. The Board may extend the termination date if a majority of the Board determines the extension to be in the best interest of the Fund.
The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.
An index is a financial calculation, based on a grouping of financial instruments, that is not an investment product, while the Fund is an actual investment portfolio. The
1

performance of the Fund and the Underlying Index may vary for a number of reasons, including transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund’s portfolio and the Underlying Index resulting from the Fund's use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index. “Tracking error” is the divergence of the performance (return) of the Fund's portfolio from that of the Underlying Index. BFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.
An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
The Fund's investment objective and the Underlying Index may be changed without shareholder approval.
A Further Discussion of Principal Risks
The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform other securities or indexes that track other countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities, currencies and indexes may experience cycles of outperformance and underperformance in comparison to the general financial markets. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Concentration Risk. The Fund may be more susceptible to an increased risk of loss due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of issuers in a particular state, region, municipality, market, project type, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities, may be subject to increased price volatility and
2

may be more susceptible to adverse economic, market, political or regulatory occurrences than the market as a whole.
Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments when due or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), or that the market’s perception of the issuer’s creditworthiness may worsen, potentially reducing the Fund’s income level or share price.
Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the
3

cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
Declining Yield Risk. During the eleven months prior to the Fund's planned termination date, the bonds held by the Fund will mature and the Fund’s portfolio will convert to cash or cash equivalents. During these final eleven months, the Fund’s yield will generally tend to move toward prevailing money market rates, and may be lower than the yields the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in the Fund, if held through maturity, will produce aggregate returns comparable to a direct investment in a group of municipal bonds of similar credit quality and maturity to those held by the Fund, but unlike a direct investment in municipal bonds, the breakdown of returns between Fund distributions and liquidation proceeds will not be predictable at the time of your investment. The Fund may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund's portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The breakdown between Fund distribution payments and the amount of liquidation proceeds may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes. In addition, the yield on your investment (i.e., the return on your purchase price) may be lower (or higher) than the Fund's published yields, which are based on the Fund's NAV.
Income Risk. The Fund’s income may decline when interest rates fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds, as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds. The Index Provider’s substitution of bonds in the Underlying Index may occur, for example, when the time to maturity for the bond no longer matches the Underlying Index’s stated maturity guidelines.
Index-Related Risk. The Fund seeks to achieve a return which corresponds generally to the price and yield performance, before fees and expenses, of the Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or any agents that may act on its behalf will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA’s mandate as described in this Prospectus is to manage the Fund consistently with the Underlying Index provided by the Index Provider
4

to BFA. Consequently, BFA does not provide any warranty or guarantee against the Index Provider’s or others’ errors. Errors in respect of the quality, accuracy and completeness of the data used to compile the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Therefore, gains, losses or costs associated with errors of the Index Provider or its agents will generally be borne by the Fund and its shareholders. For example, during a period where the Fund’s Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. Such errors may negatively or positively impact the Fund and its shareholders. Any gains due to the Index Provider’s or others’ errors will be kept by the Fund and its shareholders and any losses resulting from the Index Provider’s or others’ errors will be borne by the Fund and its shareholders.
Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Index in order, for example, to correct an error in the selection of index constituents. When the Underlying Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider to the Underlying Index may increase the costs to, and the tracking error risk of, the Fund.
Interest Rate Risk. As interest rates rise, the value of a fixed-income security held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term durations, which is expected to occur to a greater degree earlier in the life of the Fund, rising interest rates may cause the value of the Fund’s investments to decline significantly. Because the Fund holds a portfolio of securities set to mature at approximately the same time, the Fund generally will have greater exposure to interest rate risk earlier in its life than closer to its termination date. An increase in interest rates may lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets.
The current historically low interest rate environment was created in part by the U.S. Federal Reserve Board (the “Fed”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. Economic recovery and the ending of the Fed’s quantitative easing program increase the likelihood of interest rates rising in the future.
Issuer Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or
5

issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. To the extent the Fund invests in illiquid securities or securities that become less liquid, such investments may have a negative effect on the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. To the extent that the Fund invests in securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market for such securities. Liquid investments may become illiquid or less liquid, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value, especially in changing or volatile markets. Although the Fund primarily seeks to redeem shares of the Fund on an in-kind basis, if the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This risk may be magnified in a rising interest rate environment or other circumstances where redemptions from the Fund may be greater than normal. Other market participants may be attempting to liquidate fixed-income holdings at the same time as the Fund, causing increased supply of the Fund's underlying investments in the market and contributing to liquidity risk and downward pricing pressure. There can be no assurance that a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund.
The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than on public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund’s portfolio may have greater exposure to liquidity risk than a fund that invests in comparable non-municipal securities.
Management Risk. The Fund may not fully replicate the Underlying Index and may hold securities not included in the Underlying Index. As a result, the Fund is subject to the risk that BFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns. Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding financial instruments in the face of market movements or uncertainty. Market risks may be influenced by price, currency and interest rate movements. Securities may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or
6

events that are not specifically related to the issuer of the security or other asset or due to factors that affect a particular project type or group of types. If values for fixed-income securities generally were to decline significantly, which may occur due to rising interest rates, among other factors, the Fund’s market price would also decline. During a general market downturn, multiple asset classes may be negatively affected. Fixed-income securities with short-term maturities are generally less sensitive to such changes than are fixed-income securities with longer-term maturities.
Beginning in 2007, the equity and debt capital markets in the United States and internationally experienced unprecedented volatility. The financial crisis caused a significant decline in the value and liquidity of many securities, including municipal securities, and adversely affected many issuers of municipal securities and may continue to do so. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of a security may also decrease due to specific conditions that affect a particular sector of the securities market or a particular issuer. In addition, since many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market.
Market Trading Risk
Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.
Risk of Secondary Listings. The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by
7

extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund's shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund's portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of significant redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). There may also be regulatory and other charges that are incurred as a result of trading activity. The spread varies over time for shares of the Fund based on trading volume and market liquidity, and is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause increased spreads. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
8

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities. There is no guarantee that the Fund’s income, that is derived from municipal securities, will be exempt from U.S. federal income taxes, state income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.” The Fund and BFA will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bonds. Neither the Fund nor BFA will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.
Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Risk of Investing in the United States. The Fund has significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations and/or an
9

economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Policy and legislative changes in the United States are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. BlackRock Institutional Trust Company, N.A., the Fund’s securities lending agent, will take into account the tax impact to shareholders of substitute payments for dividends when managing the Fund’s securities lending program. Substitute payments received by the Fund with respect to municipal securities lent, if any, will not constitute tax-exempt interest income to the Fund.
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.” The Index Provider relies on the bond issuer’s prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment. Similarly, for municipal bonds not represented in the Underlying Index, BFA relies on prospectus disclosure of the tax opinion from the bond issuer’s counsel. Neither BFA nor the Fund guarantees that these opinions are correct, and there is no assurance that the U.S. Internal Revenue Service (“IRS”) will agree with the bond issuer’s counsel’s tax opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with U.S. federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the security could decline significantly in value. For municipal bonds not included in the Underlying Index, BFA will generally seek to obtain bonds that pay interest that is exempt from U.S. federal income taxes, the federal AMT and the federal Medicare contribution tax. The interest on any money market instruments or other cash equivalents held by the Fund may be subject to the federal AMT or the federal Medicare contribution tax.
Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax, federal AMT or federal Medicare contribution tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. U.S. federal or state changes in income, federal AMT or federal Medicare contribution tax rates or in
10

the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value. If the IRS determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable, even retroactively, and the securities could decline significantly in value.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund holding uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Utilities Sector Risk. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. In addition, deregulation may eliminate restrictions on the profits of certain utility companies, but may also subject these companies to greater risk of loss. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction projects during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters. Existing and future regulations or legislation may make it difficult for utility companies to operate profitably. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. There is no assurance that regulatory authorities will grant rate increases in the future, or that such increases will be adequate to permit the payment of coupon payments on bonds issued by or in respect to such companies. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies.
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security or asset and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. Because the bond market may be open on days when the Fund does not price its shares, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
11

A Further Discussion of Other Risks
The Fund may also be subject to certain other risks associated with its investments and investment strategies.
Transportation Industry Group Risk. The transportation industry group may be adversely affected by economic changes, fuel prices, labor relations, insurance costs, and, in certain countries, significant government regulation and oversight. Municipal securities that are issued to finance a particular transportation project often depend on revenues from that project to make principal and interest payments. Adverse conditions and developments affecting a particular project can result in lower revenues to the issuer of the municipal securities. Other risk factors that may affect the transportation industry group include the risk of increases in fuel and other operating costs and the effects of regulatory changes or other government decisions.
Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's Statement of Additional Information (“SAI”). The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).
Management
Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Trust. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the research and expertise of its asset management affiliates with respect to certain portfolio securities. In seeking to achieve the Fund's investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.
For its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.30%. BFA has contractually agreed to waive a portion of its management fees in order to limit Total Annual Fund Operating Expenses to 0.18% of average daily net assets through the termination date of the Fund. The contractual waiver may be terminated prior to the Fund's termination only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
12

BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly-owned subsidiary of BlackRock. As of December 31, 2015, BFA and its Affiliates (as defined below) provided investment advisory services for assets in excess of $4.65 trillion. BFA and its Affiliates trade and invest for their own accounts in the types of securities in which the Fund may also invest.
A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement with BFA is available in the Fund's annual report for the period ended October 31.
Portfolio Managers. James Mauro and Scott Radell are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities.
James Mauro has been employed by BFA as a portfolio manager since 2011. Prior to that, Mr. Mauro was a Vice President at State Street Global Advisors. Mr. Mauro has been a Portfolio Manager of the Fund since inception.
Scott Radell has been employed by BFA as a portfolio manager since 2004. Mr. Radell was a credit strategist from 2003 to 2004 and became a portfolio manager at BGFA in 2004. Mr. Radell has been a Portfolio Manager of the Fund since inception.
The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Fund.
Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.
Conflicts of Interest. The investment activities of BFA and its affiliates (including BlackRock and The PNC Financial Services Group, Inc., and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and the Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and the Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more of the Affiliates acts, or may act, as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. Thus, it is likely that the Fund will have multiple business relationships
13

with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which BFA or an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates in connection with the Fund's portfolio investment transactions.
BFA or an Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”)). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or having interests different from or adverse to, the securities that are owned by the Fund.
No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund's investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA’s or an Affiliate’s other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or by BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.
The Fund's activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent will retain a share of securities lending revenues. BFA or an Affiliate will also receive compensation for managing the reinvestment of cash collateral. In addition,
14

one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BFA or the Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the Fund's SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.
Buying and Selling Shares. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange or otherwise in the secondary market. The Fund's shares trade under the trading symbol “IBMJ.”
Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund's spread may also be impacted by the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under Creations and Redemptions. The Board has not adopted a policy of
15

monitoring for other frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.
The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.
Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.
Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and underlying securities held by the Fund, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the national securities exchange on which the Fund's shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund's NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be
16

updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.
Determination of Net Asset Value. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund's approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, where there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that it is likely to cause a material change to the closing market price of one or more assets or
17

liabilities held by the Fund. Non-U.S. securities whose values are affected by volatility that occurs in the markets or in related or highly correlated assets (e.g., American Depositary Receipts, Global Depositary Receipts or ETFs) on a trading day after the close of non-U.S. securities markets may be fair valued.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Dividends and Distributions
General Policies. Dividends from net investment income, if any, generally are declared and paid at least once a year by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Taxes. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares. In general,
18

given its investment strategy, the Fund would not be an appropriate investment for a tax deferred retirement account such as an IRA or a tax-exempt investor.
Taxes on Distributions.
Dividends paid by the Fund that are properly reported as tax-exempt interest dividends will not be subject to regular U.S. federal income tax. The Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxation, including the federal AMT. Dividends paid by the Fund will be exempt from U.S. federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for U.S. federal income tax purposes and as long as the Fund properly reports such dividends as tax-exempt interest dividends. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions, may be exempt from income tax in that state. However, income from municipal securities of other states generally will not qualify for tax-free treatment.
Distributions from the Fund’s net investment income other than from net tax-exempt income, including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. The Fund's distributions of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Taxable distributions from the Fund are subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 ($250,000 if married filing jointly) and of estates and trusts. Distributions from the Fund are not expected to qualify as qualified dividend income. In general, any taxable distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income. Consult your financial intermediary or tax adviser.
A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain
19

information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership, unless certain exceptions apply.
If you are a resident or a citizen of the United States, by law, back-up withholding at a 28% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
Shareholders will receive information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year. Likewise, the amount of tax-exempt income, including any tax-exempt income subject to AMT, that the Fund distributes will be reported and such income must be reported on the shareholder’s U.S. federal income tax return.
Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.
Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or authorized participant has entered into an agreement with the Fund's distributor, BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA (an “Authorized Participant”).
20

A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, creation baskets will generally correspond to the price and yield performance of the Fund.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund (“Fund Securities”) and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
The portfolio of securities required for purchase of a Creation Unit may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares. The Deposit Securities and Fund Securities, as applicable, in connection with a purchase or redemption of a Creation Unit, generally will correspond pro rata, to the extent practicable, to the securities held by the Fund.
Only an Authorized Participant may create or redeem Creation Units directly with the Fund.
In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund's instructions or may not be executed at all, or the Fund may not be able to place or change orders.
To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund's SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on
21

their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Costs Associated with Creations and Redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions. Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund shares may pay fees for such services.
The following table shows, as of April 14, 2016, the approximate value of one Creation Unit, standard fees and maximum additional charges for creations and redemptions (as described above):
Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
$1,295,315	50,000	$150	3.0%	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.
Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to
22

investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1 University Square Drive, Princeton, NJ 08540.
BFA or its Affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Fund and certain other iShares funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its Affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its Affiliates.
23

Financial Highlights
The financial highlights table is intended to help investors understand the Fund’s financial performance since inception. Certain information reflects financial results for a single share of the Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Fund's financial statements, in the Fund's Annual Report (available upon request).
Financial Highlights

(For a share outstanding throughout the period)
Period from Sep. 1, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income[b]	0.06
Net realized and unrealized gain[c]	0.47
Total from investment operations	0.53
Less distributions from:
Net investment income	(0.05)
Return of capital	(0.01)
Total distributions	(0.06)
Net asset value, end of period	$25.47
Total return	2.12% [d]
Ratios/Supplemental data:
Net assets, end of period (000s)	$ 7,640
Ratio of expenses to average net assets[e]	0.18%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%
Ratio of net investment income to average net assets[e]	1.55%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
24

Index Provider
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is a resource for index-based concepts, data and research.
The Index Provider provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global 1200TM, which includes the S&P 500® for the United States, the S&P Europe 350TM for Continental Europe, Ireland and the United Kingdom, the S&P/TOPIX 150TM for Japan, the S&P Asia 50TM, the S&P/TSX 60TM for Canada, the S&P/ASX 50TM and the S&P Latin America 40TM. S&P also publishes the S&P MidCap 400®, S&P SmallCap 600®, S&P Composite 1500® and S&P U.S. REITTM for the United States. S&P calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of comprehensive rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its Affiliates have entered into a license agreement with the Index Provider to use the Underlying Index. BFA or its Affiliates sublicense rights in the Underlying Index to the Trust at no charge.
Disclaimers
The Underlying Index is a product of SPDJI, and has been licensed for use by the Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their Affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its Affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its Affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or
25

trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track the Underlying Index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the
26

Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The past performance of the Underlying Index is not a guide to future performance. BFA and its Affiliates do not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and BFA and its Affiliates shall have no liability for any errors, omissions or interruptions therein. BFA and its Affiliates make no warranty, express or implied, to the owners of shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA or its Affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
27

Supplemental Information
I. Premium/Discount Information
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s NAV. NAV is the price at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency of distributions of premiums and discounts for the Fund from September 1, 2015, the inception date of the Fund, through December 31, 2015.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.
Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	85	100.00%
	85	100.00%
28

II. Total Return Information
The table that follows presents information about the total returns of the Fund and the Underlying Index as of the fiscal year ended October 31, 2015.
“Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price of the Fund. Market Price generally is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
An index is a financial calculation, based on a grouping of financial instruments, that is not an investment product and that tracks a specified financial market or sector. Unlike the Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions and other charges that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.
Performance as of October 31, 2015
	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception*	2.12%	2.32%	1.71%

*	Total returns for the period since inception are calculated from the inception date of the Fund (9/1/15). The first day of secondary market trading in shares of the Fund was 9/3/15.
29

[THIS PAGE INTENTIONALLY LEFT BLANK]

For more information visit www.iShares.com or call 1-800-474-2737
Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2016 BlackRock, Inc. All rights reserved. iSHARES®, iBONDS® and BLACKROCK® are registered trademarks of BFA and its Affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P-IBMJ-0616

March 1, 2016
(as revised June 10, 2016)
2016 Prospectus
►	iShares iBonds Dec 2022 Term Muni Bond ETF* | IBMK | NYSE ARCA
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
*The iShares iBonds Dec 2022 Term Muni Bond ETF may also conduct business as the iBonds Dec 2022 Term Muni Bond ETF.

The “S&P AMT-Free Municipal Series Dec 2022 IndexTM” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock Fund Advisors or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares®, iBonds® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates, and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates. None of such parties makes any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions, or interruptions of the S&P AMT-Free Municipal Series Dec 2022 Index. This Fund is covered by U.S. Patent Nos. 8,438,100 and 8,655,770.
i

[THIS PAGE INTENTIONALLY LEFT BLANK]

iSHARES® iBONDS® DEC 2022 TERM MUNI BOND ETF
Ticker: IBMK	Stock Exchange: NYSE Arca
Investment Objective
The iShares iBonds Dec 2022 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after December 31, 2021 and before December 2, 2022.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (formerly, Barclays Global Fund Advisors (“BGFA”)) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver[1]	Total Annual Fund Operating Expenses After Fee Waiver
0.30%	None	None	0.30%	(0.12)%	0.18%

[1]	BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in order to limit Total Annual Fund Operating Expenses to 0.18% of average daily net assets through the termination date of the Fund, on or about December 1, 2022. The contractual waiver may be terminated prior to the Fund's termination only upon written agreement of the Trust and BFA.
S-1

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years
$18	$58
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. From inception (September 1, 2015) to the most recent fiscal year end, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the S&P AMT-Free Municipal Series Dec 2022 IndexTM (the “Underlying Index”), which measures the performance of investment-grade, non-callable U.S. municipal bonds maturing in 2022. As of September 30, 2015, there were 4,765 issues in the Underlying Index.
The Underlying Index includes municipal bonds primarily from issuers that are state or local governments or agencies such that the interest on the bonds is exempt from U.S. federal income taxes and the federal alternative minimum tax
(“AMT”). Each bond must have a rating of at least BBB- by Standard & Poor's Ratings Services, Baa3 by Moody’s Investors Service, Inc. (“Moody's”), or BBB- by Fitch Ratings, Inc. and must have a minimum maturity par amount of $2 million to be eligible for inclusion in the Underlying Index. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to $2 million as of each rebalancing date. All bonds in the Underlying Index will mature after December 31, 2021 and before December 2, 2022. When a bond in the Underlying Index matures or is pre-refunded, the bond does not accrue interest past the maturity or pre-refunded date. An amount representing its value at the time of maturity or pre-refunding will be included in the Underlying Index throughout the remaining life of the Underlying Index, and any such amount will be assumed to earn a rate equal to the return of cash and tax-exempt cash equivalents. The Underlying Index is a market value weighted index and is rebalanced after the market close on the last business day of each month.
The Fund is a series of the iShares iBonds® fixed maturity series of bond ETFs sponsored by BlackRock, Inc. (“BlackRock”). The iBonds® fixed

S-2

maturity series do not invest in U.S. savings bonds or other U.S. government bonds and are not designed to provide protection against inflation.
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index, except during the last months of the Fund's operations, as described below, and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. From time to time when conditions warrant, however, the Fund may invest at least 80% of its assets in the component securities of the Underlying Index, and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund will generally hold municipal bond securities issued by state and local municipalities whose interest payments are exempt from U.S. federal income tax, the federal AMT and the federal Medicare contribution tax of 3.8% on “net investment income,” including dividends, interest and capital gains. In the last months of operation, as the bonds held by the Fund mature, the proceeds will not be reinvested in bonds but instead will be held in cash and cash equivalents, including, without limitation, shares of BlackRock Cash Funds, AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. These cash equivalents may not be included in the Underlying Index. By December 2, 2022, the Underlying Index is expected to consist entirely of cash earned in this manner. Around the same time, the Fund will wind up and terminate, and its net assets will be distributed to then-current shareholders. The Fund seeks to
S-3

track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Asset Class Risk. Securities and other assets in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund's prospectus (the “Prospectus”)) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Concentration Risk. The Fund may be susceptible to loss due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular state, region, municipality, market, project type, industry, group of industries, or asset class.
Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk
S-4

depends on the issuer’s financial condition and on the terms of the securities.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Declining Yield Risk. During the final eleven months prior to the Fund's planned termination date, its yield will generally tend to move toward prevailing money market rates, and may be lower than the yields the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in the Fund, if held through maturity, will produce aggregate returns comparable to a direct investment in a group of municipal bonds of similar credit quality and maturity. Unlike a direct investment in municipal bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Fund's existence it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund's portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.
Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index
S-5

Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Interest Rate Risk. An increase in interest rates may cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. The current historically low interest rate environment increases the risks associated with rising interest rates.
Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than comparable taxable bonds.
Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets. In the event of a default or insolvency, certain issuers of municipal bonds may be subject to proceedings other than those specified by U.S. bankruptcy laws, which may impact the Fund’s ability to ultimately recover assets.
Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures.
S-6

However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.
Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.
Risk of Investing in the United States. The Fund has significant exposure to U.S. issuers. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.”
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security or asset and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. Because the bond market may be open on days when the Fund does not price its shares, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Performance Information
As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
S-7

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. James Mauro and Scott Radell (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Mauro and Mr. Radell have been Portfolio Managers of the Fund since inception.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.
Tax Information
The Fund intends to make distributions primarily from net tax-exempt income, although distributions of taxable capital gains may also occur. The Fund is generally not an appropriate investment for a 401(k) plan or an individual retirement account (“IRA”). Please consult your personal tax adviser.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
S-8

More Information About the Fund
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.
On March 1, 2016, the name of the Fund changed from iShares iBonds Dec 2022 AMT-Free Muni Bond ETF to iShares iBonds Dec 2022 Term Muni Bond ETF.
BFA is the investment adviser to the Fund. Shares of the Fund are listed for trading on NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of the Fund may be different from the Fund’s most recent NAV.
ETFs are funds that trade like other publicly traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities and other instruments intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
The Fund will wind up and terminate on or about December 1, 2022. Upon its termination, the Fund will distribute substantially all of its net assets, after making appropriate provision for any liabilities of the Fund, to then-current shareholders pursuant to a plan of liquidation. In the final months of the Fund's operations, as the bonds it holds mature, its portfolio will transition to cash and cash equivalents, including without limitation AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. By December 2, 2022, the Underlying Index is expected to consist entirely of cash earned in this manner. As the Fund approaches its termination date, its holdings of money market or similar funds may increase, causing the Fund to incur the fees and expenses associated with investing in these funds. In accordance with the Trust's Amended and Restated Agreement and Declaration of Trust, dated September 17, 2009, the Fund will terminate on or about the date noted above as approved by a majority of the Trust's Board of Trustees (the “Board”) without requiring additional approval by Fund shareholders. The Board may extend the termination date if a majority of the Board determines the extension to be in the best interest of the Fund.
The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.
An index is a financial calculation, based on a grouping of financial instruments, that is not an investment product, while the Fund is an actual investment portfolio. The
1

performance of the Fund and the Underlying Index may vary for a number of reasons, including transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund’s portfolio and the Underlying Index resulting from the Fund's use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index. “Tracking error” is the divergence of the performance (return) of the Fund's portfolio from that of the Underlying Index. BFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.
An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
The Fund's investment objective and the Underlying Index may be changed without shareholder approval.
A Further Discussion of Principal Risks
The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform other securities or indexes that track other countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities, currencies and indexes may experience cycles of outperformance and underperformance in comparison to the general financial markets. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Concentration Risk. The Fund may be more susceptible to an increased risk of loss due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of issuers in a particular state, region, municipality, market, project type, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities, may be subject to increased price volatility and
2

may be more susceptible to adverse economic, market, political or regulatory occurrences than the market as a whole.
Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments when due or otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), or that the market’s perception of the issuer’s creditworthiness may worsen, potentially reducing the Fund’s income level or share price.
Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful. Furthermore, the Fund cannot control the
3

cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
Declining Yield Risk. During the eleven months prior to the Fund's planned termination date, the bonds held by the Fund will mature and the Fund’s portfolio will convert to cash or cash equivalents. During these final eleven months, the Fund’s yield will generally tend to move toward prevailing money market rates, and may be lower than the yields the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in the Fund, if held through maturity, will produce aggregate returns comparable to a direct investment in a group of municipal bonds of similar credit quality and maturity to those held by the Fund, but unlike a direct investment in municipal bonds, the breakdown of returns between Fund distributions and liquidation proceeds will not be predictable at the time of your investment. The Fund may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund's portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The breakdown between Fund distribution payments and the amount of liquidation proceeds may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes. In addition, the yield on your investment (i.e., the return on your purchase price) may be lower (or higher) than the Fund's published yields, which are based on the Fund's NAV.
Income Risk. The Fund’s income may decline when interest rates fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds, as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds. The Index Provider’s substitution of bonds in the Underlying Index may occur, for example, when the time to maturity for the bond no longer matches the Underlying Index’s stated maturity guidelines.
Index-Related Risk. The Fund seeks to achieve a return which corresponds generally to the price and yield performance, before fees and expenses, of the Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or any agents that may act on its behalf will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA’s mandate as described in this Prospectus is to manage the Fund consistently with the Underlying Index provided by the Index Provider
4

to BFA. Consequently, BFA does not provide any warranty or guarantee against the Index Provider’s or others’ errors. Errors in respect of the quality, accuracy and completeness of the data used to compile the Underlying Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Therefore, gains, losses or costs associated with errors of the Index Provider or its agents will generally be borne by the Fund and its shareholders. For example, during a period where the Fund’s Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. Such errors may negatively or positively impact the Fund and its shareholders. Any gains due to the Index Provider’s or others’ errors will be kept by the Fund and its shareholders and any losses resulting from the Index Provider’s or others’ errors will be borne by the Fund and its shareholders.
Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Index in order, for example, to correct an error in the selection of index constituents. When the Underlying Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider to the Underlying Index may increase the costs to, and the tracking error risk of, the Fund.
Interest Rate Risk. As interest rates rise, the value of a fixed-income security held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term durations, which is expected to occur to a greater degree earlier in the life of the Fund, rising interest rates may cause the value of the Fund’s investments to decline significantly. Because the Fund holds a portfolio of securities set to mature at approximately the same time, the Fund generally will have greater exposure to interest rate risk earlier in its life than closer to its termination date. An increase in interest rates may lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets.
The current historically low interest rate environment was created in part by the U.S. Federal Reserve Board (the “Fed”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. Economic recovery and the ending of the Fed’s quantitative easing program increase the likelihood of interest rates rising in the future.
Issuer Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or
5

issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. To the extent the Fund invests in illiquid securities or securities that become less liquid, such investments may have a negative effect on the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. To the extent that the Fund invests in securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market for such securities. Liquid investments may become illiquid or less liquid, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value, especially in changing or volatile markets. Although the Fund primarily seeks to redeem shares of the Fund on an in-kind basis, if the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This risk may be magnified in a rising interest rate environment or other circumstances where redemptions from the Fund may be greater than normal. Other market participants may be attempting to liquidate fixed-income holdings at the same time as the Fund, causing increased supply of the Fund's underlying investments in the market and contributing to liquidity risk and downward pricing pressure. There can be no assurance that a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund.
The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than on public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund’s portfolio may have greater exposure to liquidity risk than a fund that invests in comparable non-municipal securities.
Management Risk. The Fund may not fully replicate the Underlying Index and may hold securities not included in the Underlying Index. As a result, the Fund is subject to the risk that BFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns. Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding financial instruments in the face of market movements or uncertainty. Market risks may be influenced by price, currency and interest rate movements. Securities may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or
6

events that are not specifically related to the issuer of the security or other asset or due to factors that affect a particular project type or group of types. If values for fixed-income securities generally were to decline significantly, which may occur due to rising interest rates, among other factors, the Fund’s market price would also decline. During a general market downturn, multiple asset classes may be negatively affected. Fixed-income securities with short-term maturities are generally less sensitive to such changes than are fixed-income securities with longer-term maturities.
Beginning in 2007, the equity and debt capital markets in the United States and internationally experienced unprecedented volatility. The financial crisis caused a significant decline in the value and liquidity of many securities, including municipal securities, and adversely affected many issuers of municipal securities and may continue to do so. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of a security may also decrease due to specific conditions that affect a particular sector of the securities market or a particular issuer. In addition, since many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market.
Market Trading Risk
Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.
Risk of Secondary Listings. The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by
7

extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund's shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund's portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of significant redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). There may also be regulatory and other charges that are incurred as a result of trading activity. The spread varies over time for shares of the Fund based on trading volume and market liquidity, and is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause increased spreads. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
8

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities. There is no guarantee that the Fund’s income, that is derived from municipal securities, will be exempt from U.S. federal income taxes, state income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.” The Fund and BFA will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bonds. Neither the Fund nor BFA will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.
Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Risk of Investing in the United States. The Fund has significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations and/or an
9

economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Policy and legislative changes in the United States are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. BlackRock Institutional Trust Company, N.A., the Fund’s securities lending agent, will take into account the tax impact to shareholders of substitute payments for dividends when managing the Fund’s securities lending program. Substitute payments received by the Fund with respect to municipal securities lent, if any, will not constitute tax-exempt interest income to the Fund.
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.” The Index Provider relies on the bond issuer’s prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment. Similarly, for municipal bonds not represented in the Underlying Index, BFA relies on prospectus disclosure of the tax opinion from the bond issuer’s counsel. Neither BFA nor the Fund guarantees that these opinions are correct, and there is no assurance that the U.S. Internal Revenue Service (“IRS”) will agree with the bond issuer’s counsel’s tax opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with U.S. federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the security could decline significantly in value. For municipal bonds not included in the Underlying Index, BFA will generally seek to obtain bonds that pay interest that is exempt from U.S. federal income taxes, the federal AMT and the federal Medicare contribution tax. The interest on any money market instruments or other cash equivalents held by the Fund may be subject to the federal AMT or the federal Medicare contribution tax.
Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax, federal AMT or federal Medicare contribution tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. U.S. federal or state changes in income, federal AMT or federal Medicare contribution tax rates or in
10

the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value. If the IRS determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable, even retroactively, and the securities could decline significantly in value.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund holding uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Utilities Sector Risk. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. In addition, deregulation may eliminate restrictions on the profits of certain utility companies, but may also subject these companies to greater risk of loss. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction projects during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters. Existing and future regulations or legislation may make it difficult for utility companies to operate profitably. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. There is no assurance that regulatory authorities will grant rate increases in the future, or that such increases will be adequate to permit the payment of coupon payments on bonds issued by or in respect to such companies. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies.
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security or asset and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. Because the bond market may be open on days when the Fund does not price its shares, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
11

A Further Discussion of Other Risks
The Fund may also be subject to certain other risks associated with its investments and investment strategies.
Transportation Industry Group Risk. The transportation industry group may be adversely affected by economic changes, fuel prices, labor relations, insurance costs, and, in certain countries, significant government regulation and oversight. Municipal securities that are issued to finance a particular transportation project often depend on revenues from that project to make principal and interest payments. Adverse conditions and developments affecting a particular project can result in lower revenues to the issuer of the municipal securities. Other risk factors that may affect the transportation industry group include the risk of increases in fuel and other operating costs and the effects of regulatory changes or other government decisions.
Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's Statement of Additional Information (“SAI”). The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).
Management
Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Trust. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the research and expertise of its asset management affiliates with respect to certain portfolio securities. In seeking to achieve the Fund's investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.
For its investment advisory services to the Fund, BFA is paid a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.30%. BFA has contractually agreed to waive a portion of its management fees in order to limit Total Annual Fund Operating Expenses to 0.18% of average daily net assets through the termination date of the Fund. The contractual waiver may be terminated prior to the Fund termination only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
12

BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly-owned subsidiary of BlackRock. As of December 31, 2015, BFA and its Affiliates (as defined below) provided investment advisory services for assets in excess of $4.65 trillion. BFA and its Affiliates trade and invest for their own accounts in the types of securities in which the Fund may also invest.
A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement with BFA is available in the Fund's annual report for the period ended October 31.
Portfolio Managers. James Mauro and Scott Radell are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities.
James Mauro has been employed by BFA as a portfolio manager since 2011. Prior to that, Mr. Mauro was a Vice President at State Street Global Advisors. Mr. Mauro has been a Portfolio Manager of the Fund since inception.
Scott Radell has been employed by BFA as a portfolio manager since 2004. Mr. Radell was a credit strategist from 2003 to 2004 and became a portfolio manager at BGFA in 2004. Mr. Radell has been a Portfolio Manager of the Fund since inception.
The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Fund.
Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.
Conflicts of Interest. The investment activities of BFA and its affiliates (including BlackRock and The PNC Financial Services Group, Inc., and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and the Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and the Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more of the Affiliates acts, or may act, as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. Thus, it is likely that the Fund will have multiple business relationships
13

with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which BFA or an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates in connection with the Fund's portfolio investment transactions.
BFA or an Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”)). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or having interests different from or adverse to, the securities that are owned by the Fund.
No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund's investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA’s or an Affiliate’s other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or by BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.
The Fund's activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent will retain a share of securities lending revenues. BFA or an Affiliate will also receive compensation for managing the reinvestment of cash collateral. In addition,
14

one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BFA or the Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the Fund's SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.
Buying and Selling Shares. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange or otherwise in the secondary market. The Fund's shares trade under the trading symbol “IBMK.”
Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund's spread may also be impacted by the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under Creations and Redemptions. The Board has not adopted a policy of
15

monitoring for other frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.
The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.
Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.
Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and underlying securities held by the Fund, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the national securities exchange on which the Fund's shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund's NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be
16

updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.
Determination of Net Asset Value. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund's approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, where there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that it is likely to cause a material change to the closing market price of one or more assets or
17

liabilities held by the Fund. Non-U.S. securities whose values are affected by volatility that occurs in the markets or in related or highly correlated assets (e.g., American Depositary Receipts, Global Depositary Receipts or ETFs) on a trading day after the close of non-U.S. securities markets may be fair valued.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Dividends and Distributions
General Policies. Dividends from net investment income, if any, generally are declared and paid at least once a year by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Taxes. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares. In general,
18

given its investment strategy, the Fund would not be an appropriate investment for a tax deferred retirement account such as an IRA or a tax-exempt investor.
Taxes on Distributions.
Dividends paid by the Fund that are properly reported as tax-exempt interest dividends will not be subject to regular U.S. federal income tax. The Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxation, including the federal AMT. Dividends paid by the Fund will be exempt from U.S. federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for U.S. federal income tax purposes and as long as the Fund properly reports such dividends as tax-exempt interest dividends. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions, may be exempt from income tax in that state. However, income from municipal securities of other states generally will not qualify for tax-free treatment.
Distributions from the Fund’s net investment income other than from net tax-exempt income, including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. The Fund's distributions of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Taxable distributions from the Fund are subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 ($250,000 if married filing jointly) and of estates and trusts. Distributions from the Fund are not expected to qualify as qualified dividend income. In general, any taxable distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income. Consult your financial intermediary or tax adviser.
A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2018, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain
19

information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership, unless certain exceptions apply.
If you are a resident or a citizen of the United States, by law, back-up withholding at a 28% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
Shareholders will receive information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year. Likewise, the amount of tax-exempt income, including any tax-exempt income subject to AMT, that the Fund distributes will be reported and such income must be reported on the shareholder’s U.S. federal income tax return.
Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.
Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or authorized participant has entered into an agreement with the Fund's distributor, BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA (an “Authorized Participant”).
20

A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, creation baskets will generally correspond to the price and yield performance of the Fund.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund (“Fund Securities”) and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
The portfolio of securities required for purchase of a Creation Unit may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares. The Deposit Securities and Fund Securities, as applicable, in connection with a purchase or redemption of a Creation Unit, generally will correspond pro rata, to the extent practicable, to the securities held by the Fund.
Only an Authorized Participant may create or redeem Creation Units directly with the Fund.
In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund's instructions or may not be executed at all, or the Fund may not be able to place or change orders.
To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund's SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on
21

their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Costs Associated with Creations and Redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions. Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund shares may pay fees for such services.
The following table shows, as of April 14, 2016, the approximate value of one Creation Unit, standard fees and maximum additional charges for creations and redemptions (as described above):
Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
$1,306,477	50,000	$150	3.0%	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.
Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to
22

investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1 University Square Drive, Princeton, NJ 08540.
BFA or its Affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Fund and certain other iShares funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its Affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its Affiliates.
23

Financial Highlights
The financial highlights table is intended to help investors understand the Fund’s financial performance since inception. Certain information reflects financial results for a single share of the Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Fund's financial statements, in the Fund's Annual Report (available upon request).
Financial Highlights

(For a share outstanding throughout the period)
Period from Sep. 1, 2015[a] to Oct. 31, 2015
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income[b]	0.07
Net realized and unrealized gain[c]	0.46
Total from investment operations	0.53
Less distributions from:
Net investment income	(0.07)
Return of capital	(0.00) [d]
Total distributions	(0.07)
Net asset value, end of period	$ 25.46
Total return	2.11% [e]
Ratios/Supplemental data:
Net assets, end of period (000s)	$ 5,091
Ratio of expenses to average net assets[f]	0.18%
Ratio of expenses to average net assets prior to waived fees[f]	0.30%
Ratio of net investment income to average net assets[f]	1.77%
Portfolio turnover rate[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
24

Index Provider
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is a resource for index-based concepts, data and research.
The Index Provider provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global 1200TM, which includes the S&P 500® for the United States, the S&P Europe 350TM for Continental Europe, Ireland and the United Kingdom, the S&P/TOPIX 150TM for Japan, the S&P Asia 50TM, the S&P/TSX 60TM for Canada, the S&P/ASX 50TM and the S&P Latin America 40TM. S&P also publishes the S&P MidCap 400®, S&P SmallCap 600®, S&P Composite 1500® and S&P U.S. REITTM for the United States. S&P calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of comprehensive rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its Affiliates have entered into a license agreement with the Index Provider to use the Underlying Index. BFA or its Affiliates sublicense rights in the Underlying Index to the Trust at no charge.
Disclaimers
The Underlying Index is a product of SPDJI, and has been licensed for use by the Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their Affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its Affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its Affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or
25

trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track the Underlying Index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the
26

Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The past performance of the Underlying Index is not a guide to future performance. BFA and its Affiliates do not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and BFA and its Affiliates shall have no liability for any errors, omissions or interruptions therein. BFA and its Affiliates make no warranty, express or implied, to the owners of shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA or its Affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
27

Supplemental Information
I. Premium/Discount Information
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s NAV. NAV is the price at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency of distributions of premiums and discounts for the Fund from September 1, 2015, the inception date of the Fund, through December 31, 2015.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.
Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	85	100.00%
	85	100.00%
28

II. Total Return Information
The table that follows presents information about the total returns of the Fund and the Underlying Index as of the fiscal year ended October 31, 2015.
“Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price of the Fund. Market Price generally is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
An index is a financial calculation, based on a grouping of financial instruments, that is not an investment product and that tracks a specified financial market or sector. Unlike the Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions and other charges that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.
Performance as of October 31, 2015
	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception*	2.11%	2.31%	1.88%

*	Total returns for the period since inception are calculated from the inception date of the Fund (9/1/15). The first day of secondary market trading in shares of the Fund was 9/3/15.
29

[THIS PAGE INTENTIONALLY LEFT BLANK]

For more information visit www.iShares.com or call 1-800-474-2737
Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2016 BlackRock, Inc. All rights reserved. iSHARES®, iBONDS® and BLACKROCK® are registered trademarks of BFA and its Affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P-IBMK-0616

August 1, 2015
(as revised June 10, 2016)
2015 Prospectus
►	iShares iBonds Sep 2016 Term Muni Bond ETF* | IBME | NYSE ARCA
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
*The iShares iBonds Sep 2016 Term Muni Bond ETF may also conduct business as the iBonds Sep 2016 Term Muni Bond ETF.

iShares®
On September 17, 2009, in connection with the establishment of the Fund, the Board of Trustees of the Trust approved the planned liquidation, dissolution and termination of the Fund. As a result, the last day of trading in the Fund on NYSE Arca, Inc. (“NYSE Arca”) will be September 1, 2016. NYSE Arca will suspend trading in the Fund before the open of trading on September 2, 2016 and shares of the Fund will no longer be available for new investments as of this date. The liquidation of the Fund will be carried out on or about September 8, 2016. The Fund’s final net asset value, as calculated on September 1, 2016, will include any costs associated with the liquidation expected to be borne by the Fund.
Because shares of the Fund will not be traded on NYSE Arca during the period between September 2, 2016 and September 8, 2016, we cannot assure that there will be a market for your shares. Further, during this period, the Fund will be in the process of closing down and liquidating its portfolio, which will result in the Fund not being able to track its Underlying Index, and the Fund will hold cash and securities that may not be consistent with its investment objective and strategy. After September 1, 2016, shareholders that remain invested in the Fund will receive the entire amount of their pro rata share of the liquidation proceeds after September 8, 2016, subject to their brokerage firm’s processes. Shareholders wishing to sell their holdings prior to September 2, 2016 may incur the usual and customary brokerage commissions associated with the sale of Fund shares.
At the time the liquidation of the Fund is carried out, shares of the Fund will be individually redeemed. If you hold shares of the Fund after September 1, 2016, the Fund will redeem your shares for cash based on the net asset value as of close of business on September 1, 2016, which will include any dividends and distributions calculated as of that date.
If you are subject to federal income tax, the liquidation of the Fund will result in one or more taxable events for you. A sale or exchange of Fund shares prior to the termination will generally give rise to a capital gain or loss to you for federal income tax purposes. In connection with the liquidation, the Fund may declare tax exempt or taxable distributions of its investment income and/or taxable distributions of its net capital gain. Any liquidation proceeds paid to you should generally be treated as received by you in exchange for your shares and will therefore generally give rise to a capital gain or loss depending on your tax basis.
If you have additional questions, please call 1-800-iShares (1-800-474-2737).

The “S&P AMT-Free Municipal Series 2016 IndexTM” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock Fund Advisors or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares®, iBonds® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates; these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates. None of such parties makes any representation regarding the advisability of investing in such product(s); nor do they have any liability for any errors, omissions, or interruptions of the S&P AMT-Free Municipal Series 2016 Index. This Fund is covered by U.S. Patent Nos. 8,438,100 and 8,655,770.
i

[THIS PAGE INTENTIONALLY LEFT BLANK]

iSHARES® iBONDS® SEP 2016 TERM MUNI BOND ETF
Ticker: IBME	Stock Exchange: NYSE Arca
Investment Objective
The iShares iBonds Sep 2016 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2016.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (formerly, Barclays Global Fund Advisors (“BGFA”)) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver[1]	Total Annual Fund Operating Expenses After Fee Waiver
0.30%	None	None	0.30%	(0.12)%	0.18%

[1]	BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in order to limit the Total Annual Fund Operating Expenses to 0.18% of average daily net assets through the termination date of the Fund, on or about September 1, 2016. The contractual waiver may be terminated prior to the Fund's termination only upon written agreement of the Trust and BFA.
Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. Fund expenses are calculated only through September 1, 2016 because the Fund is scheduled to cease operations and liquidate on or around that date. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
S-1

1 Year	Maturity
$18	$20
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the S&P AMT-Free Municipal Series 2016 IndexTM (the “Underlying Index”), which measures the performance of investment-grade, non-callable U.S. municipal bonds maturing in 2016. As of March 31, 2015, there were 3,615 issues in the Underlying Index.
The Underlying Index includes municipal bonds primarily from issuers that are state or local governments or agencies such that the interest on the bonds is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”). Each bond must have a rating of at least BBB- by Standard & Poor's Ratings Services (“S&P”), Baa3 by Moody’s Investors Service, Inc. (“Moody's”), or BBB- by Fitch Ratings, Inc. and must have a minimum maturity par amount of $2 million to be eligible for inclusion in the Underlying Index. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to $2 million as of each rebalancing date. All bonds in the Underlying Index will mature after May 31 and before September 2 of the year referenced in the name of the Underlying Index. When a bond in the Underlying Index matures or is pre-refunded, the bond does not accrue interest past the maturity or pre-refunded date. An amount representing its value at the time of maturity or pre-refunding will be included in the Underlying Index throughout the remaining life of the Underlying Index, and any such amount will be assumed to earn a rate equal to the return of cash and tax-exempt cash equivalents. The Underlying Index is a market value weighted index and is rebalanced after the market close on the last business day of each month.
The Fund is a series of the iShares iBonds® fixed maturity series of bond ETFs sponsored by BlackRock. The iBonds® fixed maturity series do not invest in U.S. savings bonds or other U.S. government bonds and are not designed to provide protection against inflation.
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform

S-2

the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index, except during the last months of the Fund's operations, as described below, and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. From time to time when conditions warrant, however, the Fund may invest at least 80% of its assets in the component securities of the Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund will generally hold municipal bond securities issued by state and local municipalities whose interest payments are exempt from U.S. federal income tax, the federal AMT and the federal Medicare contribution tax of 3.8% on “net investment income,” including dividends, interest and capital gains. In the last months of operation, as the bonds held by the Fund mature, the proceeds will not be reinvested in bonds but instead will be held in cash and cash equivalents, including, without limitation, money market funds affiliated with BFA, AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. These cash equivalents may not be included in the Underlying Index. By September 1, 2016, the Underlying Index is expected to consist entirely of cash earned in this manner. Around the same time, the Fund will wind up and terminate, and its net assets will be distributed to then-current shareholders. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the Fund and BFA. The Index Provider determines the
S-3

composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face delisting.
Concentration Risk. The Fund may be susceptible to loss due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular state, region, municipality, market, project type, industry, group of industries, or asset class.
Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or
S-4

issuers of securities in which the Fund invests.
Declining Yield Risk. During the final three months prior to the Fund's planned termination date, its yield will generally tend to move toward prevailing money market rates, and may be lower than the yields of the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in the Fund, if held through maturity, will produce aggregate returns comparable to a direct investment in a group of municipal bonds of similar credit quality and maturity. Unlike a direct investment in municipal bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Fund's existence it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund's portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.
Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
Interest Rate Risk. An increase in interest rates may cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. The current historically low interest rate environment increases the risks associated with rising interest rates.
Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of
S-5

those securities may cause the value of the securities to decline.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than comparable taxable bonds.
Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The recent financial crisis caused a decrease in the value and liquidity of many securities, including certain municipal securities, and adversely affected many issuers of municipal securities and may continue to do so.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.
Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.”
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other
S-6

unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security or asset and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. Because the bond market may be open on days when the Fund does not price its shares, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
S-7

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the “Prospectus”). If BFA had not waived certain Fund fees during certain periods, the Fund's returns would have been lower.
Year-by-Year Returns1 (Years Ended December 31)

[1]	The Fund’s year-to-date return as of June 30, 2015 was 0.18%.
The best calendar quarter return during the periods shown above was 3.44% in the 2nd quarter of 2011; the worst was -0.82% in the 2nd quarter of 2013.
Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Average Annual Total Returns
(for the periods ended December 31, 2014)
	One Year	Since Fund Inception
(Inception Date: 1/7/2010)
Return Before Taxes	0.52%	2.91%
Return After Taxes on Distributions[2]	0.52%	2.91%
Return After Taxes on Distributions and Sale of Fund Shares[2]	0.62%	2.59%
S&P AMT-Free Municipal Series 2016 IndexTM (Index returns do not reflect deductions for fees, expenses, or taxes)	0.77%	3.25%

[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
S-8

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. James Mauro and Scott Radell (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Mauro and Mr. Radell have been Portfolio Managers of the Fund since 2011 and 2010, respectively.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 100,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.
Tax Information
The Fund intends to make distributions primarily from net tax-exempt income, although distributions of taxable capital gains may also occur. The Fund is generally not an appropriate investment for a 401(k) plan or an IRA. Please consult your personal tax adviser.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
S-9

[THIS PAGE INTENTIONALLY LEFT BLANK]

More Information About the Fund
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.
On March 1, 2016, the name of the Fund changed from iShares iBonds Sep 2016 AMT-Free Muni Bond ETF to iShares iBonds Sep 2016 Term Muni Bond ETF.
BFA is the investment adviser to the Fund. Shares of the Fund are listed for trading on NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of the Fund may be different from the Fund’s most recent NAV.
ETFs are funds that trade like other publicly traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
The Fund will wind up and terminate on or about September 1, 2016. Upon its termination, the Fund will distribute substantially all of its net assets, after making appropriate provision for any liabilities of the Fund, to then-current shareholders pursuant to a plan of liquidation. In the final months of the Fund's operations, as the bonds it holds mature, its portfolio will transition to cash and cash-like instruments, including without limitation AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. By September 1, 2016, the Underlying Index is expected to consist almost entirely of cash earned in this manner. As the Fund approaches its termination date, its holdings of money market or similar funds may increase, causing the Fund to incur the fees and expenses associated with investing in these funds. In accordance with the Trust's Amended and Restated Agreement and Declaration of Trust dated September 17, 2009, the Fund will terminate on or about the date above as approved by a majority of the Trust's Board of Trustees (the “Board”) without requiring additional approval by Fund shareholders. The Board may extend the termination date if a majority of the Board determines the extension to be in the best interest of the Fund.
The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.
An index is a financial calculation based on a grouping of financial instruments that is not an investment product while the Fund is an actual investment portfolio. The
1

performance of the Fund and the Underlying Index may vary for a number of reasons, including transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund’s portfolio and the Underlying Index resulting from the Fund's use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index. “Tracking error” is the divergence of the performance (return) of the Fund's portfolio from that of the Underlying Index. BFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.
An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
The Fund's investment objective and the Underlying Index may be changed without shareholder approval.
A Further Discussion of Principal Risks
The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Asset Class Risk. The securities in the Underlying Index or in the Fund’s portfolio may underperform other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Various types of securities, currencies and indexes may experience cycles of outperformance and underperformance in comparison to the general financial markets.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face delisting.
Concentration Risk. The Fund may be more susceptible to an increased risk of loss due to adverse events that affect the Fund more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of issuers in a particular state, region, municipality, market, project type, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences than the market as a whole.
2

Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price, which may adversely affect the value of the Fund.
Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
3

Declining Yield Risk. During the three months prior to the Fund's planned termination date, the bonds held by the Fund will mature and the Fund’s portfolio will convert to cash or cash equivalents. During these final three months, the Fund’s yield will generally tend to move toward prevailing money market rates, and may be lower than the yields of the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in the Fund, if held through maturity, will produce aggregate returns comparable to a direct investment in a group of municipal bonds of similar credit quality and maturity to those held by the Fund, but unlike a direct investment in municipal bonds, the breakdown of returns between Fund distributions and liquidation proceeds will not be predictable at the time of your investment. The Fund may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund's portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The breakdown between Fund distribution payments and the amount of liquidation proceeds may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes. In addition, the yield on your investment (i.e., the return on your purchase price) may be lower (or higher) than the Fund's published yields, which are based on the Fund's NAV.
Income Risk. The Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds. The Index Provider’s substitution of bonds in the Underlying Index may occur, for example, when the time to maturity for the bond no longer matches the Underlying Index’s stated maturity guidelines.
Index-Related Risk. The Fund seeks to achieve a return which corresponds generally to the price and yield performance, before fees and expenses, of the Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or any agents that may act on its behalf will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA’s mandate as described in this Prospectus is to manage the Fund consistently with the Underlying Index provided by the Index Provider to BFA. Consequently, BFA does not provide any warranty or guarantee against the Index Provider’s or others’ errors. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the
4

indices are less commonly used. Therefore, gains, losses or costs associated with errors of the Index Provider or its agents will generally be borne by the Fund and its shareholders. For example, during a period where the Fund’s Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. Such errors may negatively or positively impact the Fund and its shareholders. Any gains due to the Index Provider’s or others’ errors will be kept by the Fund and its shareholders and any losses resulting from the Index Provider’s or others’ errors will be borne by the Fund and its shareholders.
Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Index in order, for example, to correct an error in the selection of index constituents. When the Underlying Index of the Fund is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider to the Underlying Index may increase the costs and the tracking error risk of the Fund.
Interest Rate Risk. As interest rates rise, the value of a fixed-income security held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term durations, which is expected to occur to a greater degree earlier in the life of the Fund, rising interest rates may cause the value of the Fund’s investments to decline significantly, which may adversely affect the value of the Fund. Because the Fund holds a portfolio of securities set to mature at approximately the same time, the Fund generally will have greater exposure to interest rate risk earlier in its life than closer to its termination date. An increase in interest rates may lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets.
The current historically low interest rate environment was created in part by the U.S. Federal Reserve Board (the “Fed”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. Economic recovery and the ending of the Fed’s quantitative easing program increase the likelihood of interest rates rising in the future.
Issuer Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. To the extent the Fund invests in illiquid securities or securities that become less liquid, such investments may have a negative effect on the returns of the
5

Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. To the extent that the Fund invests in securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value. Although the Fund primarily seeks to redeem shares of the Fund on an in-kind basis, if the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions from the Fund may be higher than normal. It may also be the case that other market participants may be attempting to liquidate fixed-income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. There can be no assurance that a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund.
The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than on public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund’s portfolio may have greater exposure to liquidity risk than a fund that invests in comparable non-municipal securities.
Management Risk. The Fund may not fully replicate the Underlying Index and may hold securities not included in the Underlying Index. As a result, the Fund is subject to the risk that BFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Risk. The Fund could lose money due to short-term market movements and over longer periods during market downturns or due to the credit deterioration of issuers of the securities held by the Fund. Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements or uncertainty. Market risks may be influenced by price, currency and interest rate movements. The Fund is exposed to market risk by virtue of its investment in fixed-income instruments. Securities may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets, as well as issuer-specific concerns. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular project type, group of types or the issuer. If values for fixed-income securities generally were to decline significantly, the Fund’s market price would also decline. During a general market downturn, multiple asset classes may be negatively affected. Fixed-income securities with short-term maturities are generally
6

less sensitive to such changes than are fixed-income securities with longer-term maturities.
Beginning in 2007, the equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis caused a significant decline in the value and liquidity of many securities, including municipal securities, and adversely affected many issuers of municipal securities. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of a security may also decrease due to specific conditions that affect a particular sector of the securities market or a particular issuer. In addition, since many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market.
Market Trading Risk
Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.
Risk of Secondary Listings. The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of
7

the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund's shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund's portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). There may also be regulatory and other charges that are incurred as a result of trading activity.  The spread varies over time for shares of the Fund based on trading volume and market liquidity, and is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause increased spreads. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal
8

securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
Municipal securities backed by current or anticipated revenues from a specific project or assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets.
Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. BlackRock Institutional Trust Company, N.A. (“BTC”), the Fund’s securities lending agent, will take into account the tax impact to shareholders of substitute payments for dividends when managing the Fund’s securities lending program. Substitute payments received by the Fund with respect to municipal securities lent, if any, will not constitute tax-exempt interest income to the Fund.
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.” The Index Provider relies on the bond issuer’s prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment. Similarly, for municipal bonds not represented in the Underlying Index, BFA relies on prospectus disclosure of the tax opinion from the bond issuer’s counsel. Neither BFA nor the Fund guarantees that these opinions are correct, and there is no assurance that the U.S. Internal Revenue Service (“IRS”) will agree with the bond issuer’s counsel’s tax opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with U.S. federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the security could decline significantly in value. For municipal bonds not included in the Underlying Index, BFA will generally seek to obtain bonds that pay interest that is exempt from U.S. federal income taxes, the federal AMT and the federal Medicare contribution tax. The interest on any money market instruments or other cash equivalents held by the Fund may be subject to the federal AMT or the federal Medicare contribution tax.
9

Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax, federal AMT or federal Medicare contribution tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. U.S. federal or state changes in income, federal AMT or federal Medicare contribution tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value. If the IRS determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable, even retroactively, and the securities could decline significantly in value.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund holding uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Utilities Sector Risk. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. In addition, deregulation may eliminate restrictions on the profits of certain utility companies, but may also subject these companies to greater risk of loss. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction projects during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters. Existing and future regulations or legislation may make it difficult for utility companies to operate profitably. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. There is no assurance that regulatory authorities will grant rate increases in the future, or that such increases will be adequate to permit the payment of coupon payments on bonds issued by or in respect to such companies. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies.
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security or asset and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets
10

or that are valued using a fair value methodology. Because the bond market may be open on days when the Fund does not price its shares, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
A Further Discussion of Other Risks
The Fund may also be subject to certain other risks associated with its investments and investment strategies.
Transportation Industry Group Risk. Issuers in the transportation industry group may be adversely affected by economic changes, fuel prices, labor relations, and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses.
Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's Statement of Additional Information (“SAI”). The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).
Management
Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Trust. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the research and expertise of its asset management affiliates with respect to certain portfolio securities. In seeking to achieve the Fund's investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.
For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.30%. BFA has contractually agreed to waive a portion of its management fees in order to limit the Total Annual Fund Operating Expenses to 0.18% of the average daily net assets through the termination date of the Fund, on or about September 1, 2016. The contractual waiver may be terminated prior to the Fund's termination only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and
11

Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). As of June 30, 2015, BFA and its affiliates provided investment advisory services for assets in excess of $4.72 trillion. BFA and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.
A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement with BFA is available in the Fund's semi-annual report for the six-month period ended September 30.
Portfolio Managers. James Mauro and Scott Radell are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities.
James Mauro has been employed by BFA and BTC as a portfolio manager since 2011. Prior to that, Mr. Mauro was a Vice President at State Street Global Advisors. Mr. Mauro has been a Portfolio Manager of the Fund since 2011.
Scott Radell has been employed by BFA and BTC as a portfolio manager since 2004. Mr. Radell was a credit strategist from 2003 to 2004 and became a portfolio manager at BGFA and Barclays Global Investors, N.A. in 2004. Mr. Radell has been a Portfolio Manager of the Fund since 2010.
The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Fund.
Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.
Conflicts of Interest. The investment activities of BFA and its affiliates (including BlackRock and The PNC Financial Services Group, Inc., and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and the Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and the Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more of the Affiliates acts, or may act, as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender,
12

agent or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which BFA or an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates in connection with the Fund's portfolio investment transactions.
BFA or an Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”)). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or having interests different from or adverse to, the securities that are owned by the Fund.
No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund's investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA’s or an Affiliate’s other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or by BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.
The Fund's activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending
13

agent will retain a share of securities lending revenues. BFA or an Affiliate will also receive compensation for managing the reinvestment of cash collateral. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BFA or the Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the Fund's SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.
Buying and Selling Shares. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange or otherwise in the secondary market. The Fund's shares trade under the trading symbol “IBME.”
Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund's spread may also be impacted by the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described
14

below under Creations and Redemptions. The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.
The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.
Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.
Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and underlying securities held by the Fund, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the national securities exchange on which the Fund's shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund's NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio
15

securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.
Determination of Net Asset Value. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund's approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event
16

is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund. Non-U.S. securities whose values are affected by volatility that occurs in the markets or in related or highly correlated assets (e.g., American Depositary Receipts, Global Depositary Receipts or substantially identical ETFs) on a trading day after the close of non-U.S. securities markets may be fair valued.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Dividends and Distributions
General Policies. Dividends from net investment income, if any, generally are declared and paid at least once a year by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Taxes. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax
17

consequences when the Fund makes distributions or you sell Fund shares. In general, given its investment strategy, the Fund would not be an appropriate investment for a tax deferred retirement account such as an IRA.
Taxes on Distributions.
Dividends paid by the Fund that are properly reported as tax-exempt interest dividends will not be subject to regular U.S. federal income tax. The Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxation, including the federal AMT. Dividends paid by the Fund will be exempt from U.S. federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for U.S. federal income tax purposes and as long as the Fund properly reports such dividends as tax-exempt interest dividends. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions, may be exempt from income tax in that state. However, income from municipal securities of other states generally will not qualify for tax-free treatment.
Distributions from the Fund’s net investment income other than from net tax-exempt income, including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. The Fund's distributions of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Distributions from the Fund are subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 ($250,000 if married filing jointly) and of estates and trusts. Distributions from the Fund are not expected to qualify as qualified dividend income. In general, any taxable distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income. Consult your financial intermediary or tax adviser.
A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other items and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2016, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders
18

and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership, unless certain exceptions apply.
If you are a resident or a citizen of the United States, by law, back-up withholding at a 28% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
Shareholders will receive information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year. Likewise, the amount of tax-exempt income, including any tax-exempt income subject to AMT, that the Fund distributes will be reported and such income must be reported on the shareholder’s U.S. federal income tax return.
Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.
Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 100,000 shares or multiples thereof. Each “creator” or an authorized participant who has entered into an agreement with the Fund's distributor, BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA (an “Authorized Participant”).
19

A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, creation baskets will generally correspond to the price and yield performance of the Fund.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund (“Fund Securities”) and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
The portfolio of securities required for purchase of a Creation Unit may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares. The Deposit Securities and Fund Securities, as applicable, in connection with a purchase or redemption of a Creation Unit, generally will correspond pro rata, to the extent practicable, to the securities held by the Fund.
Only an Authorized Participant may create or redeem Creation Units directly with the Fund.
In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund's instructions or may not be executed at all, or the Fund may not be able to place or change orders.
To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund's SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on
20

their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Costs Associated with Creations and Redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to cash transactions. Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund shares may pay fees for such services.
The following table shows, as of May 21, 2015, the approximate value of one Creation Unit, standard fees and maximum additional charges for creations and redemptions (as described above):
Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
$2,662,000	100,000	$100	3.0%	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.
Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to
21

investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1 University Square Drive, Princeton, NJ 08540.
BFA or its Affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Fund and certain other iShares funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its Affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its Affiliates.
22

Financial Highlights
The financial highlights table is intended to help investors understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Fund's financial statements, in the Fund's Annual Report (available upon request).
Financial Highlights
(For a share outstanding throughout each period)
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$ 53.45	$ 53.58	$ 53.19	$ 50.55	$ 49.72
Income from investment operations:
Net investment income[a]	0.40	0.48	0.70	0.98	1.11
Net realized and unrealized gain (loss)[b]	(0.15)	(0.11)	0.41	2.65	0.83
Total from investment operations	0.25	0.37	1.11	3.63	1.94
Less distributions from:
Net investment income	(0.39)	(0.50)	(0.72)	(0.99)	(1.11)
Total distributions	(0.39)	(0.50)	(0.72)	(0.99)	(1.11)
Net asset value, end of year	$ 53.31	$ 53.45	$ 53.58	$ 53.19	$ 50.55
Total return	0.48%	0.71%	2.08%	7.23%	3.91%
Ratios/Supplemental data:
Net assets, end of year (000s)	$127,953	$117,591	$56,261	$34,573	$17,694
Ratio of expenses to average net assets	0.20%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees	0.30%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	0.76%	0.89%	1.31%	1.87%	2.17%
Portfolio turnover rate[c]	0%	2%	1%	1%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
23

Index Provider
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is the world’s largest global resource for index-based concepts, data and research. Home to financial market indicators, such as the S&P 500® and the Dow Jones Industrial Average®, SPDJI has over 115 years of experience constructing innovative and transparent solutions that fulfill the needs of institutional and retail investors. With over 1 million indices covering a wide range of asset classes across the globe, SPDJI defines the way investors measure and trade the markets. To learn more about SPDJI, please visit www.spdji.com.
The Index Provider provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global 1200TM, which includes the S&P 500® for the United States, the S&P Europe 350TM for Continental Europe, Ireland and the United Kingdom, the S&P/TOPIX 150TM for Japan, the S&P Asia 50TM, the S&P/TSX 60TM for Canada, the S&P/ASX 50TM and the S&P Latin America 40TM. S&P also publishes the S&P MidCap 400®, S&P SmallCap 600®, S&P Composite 1500® and S&P U.S. REITTM for the United States. S&P calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of comprehensive rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its Affiliates have entered into a license agreement with the Index Provider to use the Underlying Index. BFA or its Affiliates sublicense rights in the Underlying Index to the Trust at no charge.
24

Disclaimers
The Underlying Index is a product of SPDJI, and has been licensed for use by the Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track the Underlying Index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR
25

ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The past performance of the Underlying Index is not a guide to future performance. BFA does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and BFA shall have no liability for any errors, omissions or interruptions therein. BFA makes no warranty, express or implied, to the owners of shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
26

Supplemental Information
I. Premium/Discount Information
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s NAV. NAV is the price at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency of distributions of premiums and discounts for the Fund for each full calendar quarter of 2014 and the first two calendar quarters of 2015.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.
Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	376	100.00%
	376	100.00%
27

II. Total Return Information
The table that follows presents information about the total returns of the Fund and the Underlying Index as of the fiscal year ended March 31, 2015.
“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price of the Fund. Market Price generally is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
An index is a financial calculation based on a grouping of financial instuments that is not an investment product that tracks a specified financial market or sector. Unlike the Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions and other charges that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.
Performance as of March 31, 2015
	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.48%	0.19%	0.70%	0.48%	0.19%	0.70%
5 Years	2.85%	2.57%	3.08%	15.08%	13.51%	16.40%
Since Inception*	2.81%	2.79%	3.14%	15.59%	15.47%	17.55%

*	Total returns for the period since inception are calculated from the inception date of the Fund (1/7/10). The first day of secondary market trading in shares of the Fund was 1/8/10.
28

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

For more information visit www.iShares.com or call 1-800-474-2737
Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2015 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BFA and its Affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P-IBME-0616

August 1, 2015
(as revised June 10, 2016)
2015 Prospectus
►	iShares iBonds Sep 2017 Term Muni Bond ETF* | IBMF | NYSE ARCA
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
*The iShares iBonds Sep 2017 Term Muni Bond ETF may also conduct business as the iBonds Sep 2017 Term Muni Bond ETF.

The “S&P AMT-Free Municipal Series 2017 IndexTM” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock Fund Advisors or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares®, iBonds® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates; these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates. None of such parties makes any representation regarding the advisability of investing in such product(s); nor do they have any liability for any errors, omissions, or interruptions of the S&P AMT-Free Municipal Series 2017 Index. This Fund is covered by U.S. Patent Nos. 8,438,100 and 8,655,770.
i

[THIS PAGE INTENTIONALLY LEFT BLANK]

iSHARES® iBONDS® SEP 2017 TERM MUNI BOND ETF
Ticker: IBMF	Stock Exchange: NYSE Arca
Investment Objective
The iShares iBonds Sep 2017 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2017.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (formerly, Barclays Global Fund Advisors (“BGFA”)) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver[1]	Total Annual Fund Operating Expenses After Fee Waiver
0.30%	None	None	0.30%	(0.12)%	0.18%

[1]	BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in order to limit the Total Annual Fund Operating Expenses to 0.18% of average daily net assets through the termination date of the Fund, on or about September 1, 2017. The contractual waiver may be terminated prior to the Fund's termination only upon written agreement of the Trust and BFA.
S-1

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. Fund expenses are calculated only through September 1, 2017 because the Fund is scheduled to cease operations and liquidate on or around that date. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	Maturity
$18	$40
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the S&P AMT-Free Municipal Series 2017 IndexTM (the “Underlying Index”), which measures the performance of investment-grade, non-callable U.S. municipal bonds maturing in 2017. As of March 31, 2015, there were 3,101 issues in the Underlying Index.
The Underlying Index includes municipal bonds primarily from issuers that are state or local governments or agencies such that the interest on the bonds is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”). Each bond must have a rating of at least BBB- by Standard & Poor's Ratings Services (“S&P”), Baa3 by Moody’s Investors Service, Inc. (“Moody's”), or BBB- by Fitch Ratings, Inc. and must have a minimum maturity par amount of $2 million to be eligible for inclusion in the Underlying Index. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to $2 million as of each rebalancing date. All bonds in the Underlying Index will mature after May 31 and before September 2 of the year referenced in the name of the Underlying Index. When a bond in the Underlying Index matures or is pre-refunded, the bond does not accrue interest past the maturity or pre-refunded date. An amount representing its value at the time of maturity or pre-refunding will be included in the Underlying Index throughout the remaining life of the Underlying Index, and any such amount will be assumed to earn a rate equal to the return of cash and tax-exempt cash equivalents. The Underlying Index is a market value weighted index and is rebalanced after the market close on the last business day of each month.

S-2

The Fund is a series of the iShares iBonds® fixed maturity series of bond ETFs sponsored by BlackRock. The iBonds® fixed maturity series do not invest in U.S. savings bonds or other U.S. government bonds and are not designed to provide protection against inflation.
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index, except during the last months of the Fund's operations, as described below, and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. From time to time when conditions warrant, however, the Fund may invest at least 80% of its assets in the component securities of the Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund will generally hold municipal bond securities issued by state and local municipalities whose interest payments are exempt from U.S. federal income tax, the federal AMT and the federal Medicare contribution tax of 3.8% on “net investment income,” including dividends, interest and capital gains. In the last months of operation, as the bonds held by the Fund mature, the proceeds will not be reinvested in bonds but instead will be held in cash and cash equivalents, including, without limitation, money market funds affiliated with BFA, AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. These cash equivalents may not be included in the Underlying Index. By September 1, 2017, the Underlying
S-3

Index is expected to consist entirely of cash earned in this manner. Around the same time, the Fund will wind up and terminate, and its net assets will be distributed to then-current shareholders. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face delisting.
Concentration Risk. The Fund may be susceptible to loss due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular state, region, municipality, market, project type, industry, group of industries, or asset class.
Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.
S-4

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Declining Yield Risk. During the final three months prior to the Fund's planned termination date, its yield will generally tend to move toward prevailing money market rates, and may be lower than the yields of the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in the Fund, if held through maturity, will produce aggregate returns comparable to a direct investment in a group of municipal bonds of similar credit quality and maturity. Unlike a direct investment in municipal bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Fund's existence it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund's portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.
Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
S-5

Interest Rate Risk. An increase in interest rates may cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. The current historically low interest rate environment increases the risks associated with rising interest rates.
Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than comparable taxable bonds.
Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The recent financial crisis caused a decrease in the value and liquidity of many securities, including certain municipal securities, and adversely affected many issuers of municipal securities and may continue to do so.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.
Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT
S-6

or the federal Medicare contribution tax of 3.8% on “net investment income.”
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight.
Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security or asset and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. Because the bond market may be open on days when the Fund does not price its shares, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
S-7

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the “Prospectus”). If BFA had not waived certain Fund fees during certain periods, the Fund's returns would have been lower.
Year-by-Year Returns1 (Years Ended December 31)

[1]	The Fund’s year-to-date return as of June 30, 2015 was 0.24%.
The best calendar quarter return during the periods shown above was 3.87% in the 2nd quarter of 2011; the worst was -1.47% in the 2nd quarter of 2013.
Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Average Annual Total Returns
(for the periods ended December 31, 2014)
	One Year	Since Fund Inception
(Inception Date: 1/7/2010)
Return Before Taxes	0.97%	3.56%
Return After Taxes on Distributions[2]	0.97%	3.56%
Return After Taxes on Distributions and Sale of Fund Shares[2]	0.98%	3.15%
S&P AMT-Free Municipal Series 2017 IndexTM (Index returns do not reflect deductions for fees, expenses, or taxes)	1.30%	3.87%

[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
S-8

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. James Mauro and Scott Radell (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Mauro and Mr. Radell have been Portfolio Managers of the Fund since 2011 and 2010, respectively.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.
Tax Information
The Fund intends to make distributions primarily from net tax-exempt income, although distributions of taxable capital gains may also occur. The Fund is generally not an appropriate investment for a 401(k) plan or an IRA. Please consult your personal tax adviser.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
S-9

[THIS PAGE INTENTIONALLY LEFT BLANK]

More Information About the Fund
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.
On March 1, 2016, the name of the Fund changed from iShares iBonds Sep 2017 AMT-Free Muni Bond ETF to iShares iBonds Sep 2017 Term Muni Bond ETF.
BFA is the investment adviser to the Fund. Shares of the Fund are listed for trading on NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of the Fund may be different from the Fund’s most recent NAV.
ETFs are funds that trade like other publicly traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
The Fund will wind up and terminate on or about September 1, 2017. Upon its termination, the Fund will distribute substantially all of its net assets, after making appropriate provision for any liabilities of the Fund, to then-current shareholders pursuant to a plan of liquidation. In the final months of the Fund's operations, as the bonds it holds mature, its portfolio will transition to cash and cash-like instruments, including without limitation AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. By September 1, 2017, the Underlying Index is expected to consist almost entirely of cash earned in this manner. As the Fund approaches its termination date, its holdings of money market or similar funds may increase, causing the Fund to incur the fees and expenses associated with investing in these funds. In accordance with the Trust's Amended and Restated Agreement and Declaration of Trust dated September 17, 2009, the Fund will terminate on or about the date above as approved by a majority of the Trust's Board of Trustees (the “Board”) without requiring additional approval by Fund shareholders. The Board may extend the termination date if a majority of the Board determines the extension to be in the best interest of the Fund.
The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.
An index is a financial calculation based on a grouping of financial instruments that is not an investment product while the Fund is an actual investment portfolio. The
1

performance of the Fund and the Underlying Index may vary for a number of reasons, including transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund’s portfolio and the Underlying Index resulting from the Fund's use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index. “Tracking error” is the divergence of the performance (return) of the Fund's portfolio from that of the Underlying Index. BFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.
An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
The Fund's investment objective and the Underlying Index may be changed without shareholder approval.
A Further Discussion of Principal Risks
The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Asset Class Risk. The securities in the Underlying Index or in the Fund’s portfolio may underperform other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Various types of securities, currencies and indexes may experience cycles of outperformance and underperformance in comparison to the general financial markets.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face delisting.
Concentration Risk. The Fund may be more susceptible to an increased risk of loss due to adverse events that affect the Fund more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of issuers in a particular state, region, municipality, market, project type, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences than the market as a whole.
2

Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price, which may adversely affect the value of the Fund.
Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
3

Declining Yield Risk. During the three months prior to the Fund's planned termination date, the bonds held by the Fund will mature and the Fund’s portfolio will convert to cash or cash equivalents. During these final three months, the Fund’s yield will generally tend to move toward prevailing money market rates, and may be lower than the yields of the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in the Fund, if held through maturity, will produce aggregate returns comparable to a direct investment in a group of municipal bonds of similar credit quality and maturity to those held by the Fund, but unlike a direct investment in municipal bonds, the breakdown of returns between Fund distributions and liquidation proceeds will not be predictable at the time of your investment. The Fund may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund's portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The breakdown between Fund distribution payments and the amount of liquidation proceeds may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes. In addition, the yield on your investment (i.e., the return on your purchase price) may be lower (or higher) than the Fund's published yields, which are based on the Fund's NAV.
Income Risk. The Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds. The Index Provider’s substitution of bonds in the Underlying Index may occur, for example, when the time to maturity for the bond no longer matches the Underlying Index’s stated maturity guidelines.
Index-Related Risk. The Fund seeks to achieve a return which corresponds generally to the price and yield performance, before fees and expenses, of the Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or any agents that may act on its behalf will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA’s mandate as described in this Prospectus is to manage the Fund consistently with the Underlying Index provided by the Index Provider to BFA. Consequently, BFA does not provide any warranty or guarantee against the Index Provider’s or others’ errors. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the
4

indices are less commonly used. Therefore, gains, losses or costs associated with errors of the Index Provider or its agents will generally be borne by the Fund and its shareholders. For example, during a period where the Fund’s Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. Such errors may negatively or positively impact the Fund and its shareholders. Any gains due to the Index Provider’s or others’ errors will be kept by the Fund and its shareholders and any losses resulting from the Index Provider’s or others’ errors will be borne by the Fund and its shareholders.
Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Index in order, for example, to correct an error in the selection of index constituents. When the Underlying Index of the Fund is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider to the Underlying Index may increase the costs and the tracking error risk of the Fund.
Interest Rate Risk. As interest rates rise, the value of a fixed-income security held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term durations, which is expected to occur to a greater degree earlier in the life of the Fund, rising interest rates may cause the value of the Fund’s investments to decline significantly, which may adversely affect the value of the Fund. Because the Fund holds a portfolio of securities set to mature at approximately the same time, the Fund generally will have greater exposure to interest rate risk earlier in its life than closer to its termination date. An increase in interest rates may lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets.
The current historically low interest rate environment was created in part by the U.S. Federal Reserve Board (the “Fed”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. Economic recovery and the ending of the Fed’s quantitative easing program increase the likelihood of interest rates rising in the future.
Issuer Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. To the extent the Fund invests in illiquid securities or securities that become less liquid, such investments may have a negative effect on the returns of the
5

Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. To the extent that the Fund invests in securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value. Although the Fund primarily seeks to redeem shares of the Fund on an in-kind basis, if the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions from the Fund may be higher than normal. It may also be the case that other market participants may be attempting to liquidate fixed-income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. There can be no assurance that a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund.
The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than on public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund’s portfolio may have greater exposure to liquidity risk than a fund that invests in comparable non-municipal securities.
Management Risk. The Fund may not fully replicate the Underlying Index and may hold securities not included in the Underlying Index. As a result, the Fund is subject to the risk that BFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Risk. The Fund could lose money due to short-term market movements and over longer periods during market downturns or due to the credit deterioration of issuers of the securities held by the Fund. Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements or uncertainty. Market risks may be influenced by price, currency and interest rate movements. The Fund is exposed to market risk by virtue of its investment in fixed-income instruments. Securities may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets, as well as issuer-specific concerns. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular project type, group of types or the issuer. If values for fixed-income securities generally were to decline significantly, the Fund’s market price would also decline. During a general market downturn, multiple asset classes may be negatively affected. Fixed-income securities with short-term maturities are generally
6

less sensitive to such changes than are fixed-income securities with longer-term maturities.
Beginning in 2007, the equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis caused a significant decline in the value and liquidity of many securities, including municipal securities, and adversely affected many issuers of municipal securities. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of a security may also decrease due to specific conditions that affect a particular sector of the securities market or a particular issuer. In addition, since many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market.
Market Trading Risk
Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.
Risk of Secondary Listings. The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of
7

the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund's shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund's portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). There may also be regulatory and other charges that are incurred as a result of trading activity.  The spread varies over time for shares of the Fund based on trading volume and market liquidity, and is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause increased spreads. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal
8

securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
Municipal securities backed by current or anticipated revenues from a specific project or assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets.
Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. BlackRock Institutional Trust Company, N.A. (“BTC”), the Fund’s securities lending agent, will take into account the tax impact to shareholders of substitute payments for dividends when managing the Fund’s securities lending program. Substitute payments received by the Fund with respect to municipal securities lent, if any, will not constitute tax-exempt interest income to the Fund.
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.” The Index Provider relies on the bond issuer’s prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment. Similarly, for municipal bonds not represented in the Underlying Index, BFA relies on prospectus disclosure of the tax opinion from the bond issuer’s counsel. Neither BFA nor the Fund guarantees that these opinions are correct, and there is no assurance that the U.S. Internal Revenue Service (“IRS”) will agree with the bond issuer’s counsel’s tax opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with U.S. federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the security could decline significantly in value. For municipal bonds not included in the Underlying Index, BFA will generally seek to obtain bonds that pay interest that is exempt from U.S. federal income taxes, the federal AMT and the federal Medicare contribution tax. The interest on any money market instruments or other cash equivalents held by the Fund may be subject to the federal AMT or the federal Medicare contribution tax.
9

Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax, federal AMT or federal Medicare contribution tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. U.S. federal or state changes in income, federal AMT or federal Medicare contribution tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value. If the IRS determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable, even retroactively, and the securities could decline significantly in value.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund holding uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Utilities Sector Risk. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. In addition, deregulation may eliminate restrictions on the profits of certain utility companies, but may also subject these companies to greater risk of loss. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction projects during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters. Existing and future regulations or legislation may make it difficult for utility companies to operate profitably. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. There is no assurance that regulatory authorities will grant rate increases in the future, or that such increases will be adequate to permit the payment of coupon payments on bonds issued by or in respect to such companies. Energy conservation and changes in climate policy may also have a significant adverse impact on the revenues and expenses of utility companies.
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security or asset and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets
10

or that are valued using a fair value methodology. Because the bond market may be open on days when the Fund does not price its shares, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
A Further Discussion of Other Risks
The Fund may also be subject to certain other risks associated with its investments and investment strategies.
Transportation Industry Group Risk. Issuers in the transportation industry group may be adversely affected by economic changes, fuel prices, labor relations, and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses.
Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's Statement of Additional Information (“SAI”). The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).
Management
Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Trust. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the research and expertise of its asset management affiliates with respect to certain portfolio securities. In seeking to achieve the Fund's investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.
For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.30%. BFA has contractually agreed to waive a portion of its management fees in order to limit the Total Annual Fund Operating Expenses to 0.18% of the average daily net assets through the termination date of the Fund, on or about September 1, 2017. The contractual waiver may be terminated prior to the Fund's termination only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and
11

Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). As of June 30, 2015, BFA and its affiliates provided investment advisory services for assets in excess of $4.72 trillion. BFA and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.
A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement with BFA is available in the Fund's semi-annual report for the six-month period ended September 30.
Portfolio Managers. James Mauro and Scott Radell are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities.
James Mauro has been employed by BFA and BTC as a portfolio manager since 2011. Prior to that, Mr. Mauro was a Vice President at State Street Global Advisors. Mr. Mauro has been a Portfolio Manager of the Fund since 2011.
Scott Radell has been employed by BFA and BTC as a portfolio manager since 2004. Mr. Radell was a credit strategist from 2003 to 2004 and became a portfolio manager at BGFA and Barclays Global Investors, N.A. in 2004. Mr. Radell has been a Portfolio Manager of the Fund since 2010.
The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Fund.
Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.
Conflicts of Interest. The investment activities of BFA and its affiliates (including BlackRock and The PNC Financial Services Group, Inc., and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and the Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and the Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more of the Affiliates acts, or may act, as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender,
12

agent or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which BFA or an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates in connection with the Fund's portfolio investment transactions.
BFA or an Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”)). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or having interests different from or adverse to, the securities that are owned by the Fund.
No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund's investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA’s or an Affiliate’s other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or by BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.
The Fund's activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending
13

agent will retain a share of securities lending revenues. BFA or an Affiliate will also receive compensation for managing the reinvestment of cash collateral. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BFA or the Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the Fund's SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.
Buying and Selling Shares. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange or otherwise in the secondary market. The Fund's shares trade under the trading symbol “IBMF.”
Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund's spread may also be impacted by the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described
14

below under Creations and Redemptions. The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.
The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.
Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.
Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and underlying securities held by the Fund, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the national securities exchange on which the Fund's shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund's NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio
15

securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.
Determination of Net Asset Value. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund's approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event
16

is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund. Non-U.S. securities whose values are affected by volatility that occurs in the markets or in related or highly correlated assets (e.g., American Depositary Receipts, Global Depositary Receipts or substantially identical ETFs) on a trading day after the close of non-U.S. securities markets may be fair valued.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Dividends and Distributions
General Policies. Dividends from net investment income, if any, generally are declared and paid at least once a year by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Taxes. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax
17

consequences when the Fund makes distributions or you sell Fund shares. In general, given its investment strategy, the Fund would not be an appropriate investment for a tax deferred retirement account such as an IRA.
Taxes on Distributions.
Dividends paid by the Fund that are properly reported as tax-exempt interest dividends will not be subject to regular U.S. federal income tax. The Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxation, including the federal AMT. Dividends paid by the Fund will be exempt from U.S. federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for U.S. federal income tax purposes and as long as the Fund properly reports such dividends as tax-exempt interest dividends. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions, may be exempt from income tax in that state. However, income from municipal securities of other states generally will not qualify for tax-free treatment.
Distributions from the Fund’s net investment income other than from net tax-exempt income, including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. The Fund's distributions of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Distributions from the Fund are subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 ($250,000 if married filing jointly) and of estates and trusts. Distributions from the Fund are not expected to qualify as qualified dividend income. In general, any taxable distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income. Consult your financial intermediary or tax adviser.
A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other items and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2016, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders
18

and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership, unless certain exceptions apply.
If you are a resident or a citizen of the United States, by law, back-up withholding at a 28% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
Shareholders will receive information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year. Likewise, the amount of tax-exempt income, including any tax-exempt income subject to AMT, that the Fund distributes will be reported and such income must be reported on the shareholder’s U.S. federal income tax return.
Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.
Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or an authorized participant who has entered into an agreement with the Fund's distributor, BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA (an “Authorized Participant”).
19

A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, creation baskets will generally correspond to the price and yield performance of the Fund.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund (“Fund Securities”) and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
The portfolio of securities required for purchase of a Creation Unit may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares. The Deposit Securities and Fund Securities, as applicable, in connection with a purchase or redemption of a Creation Unit, generally will correspond pro rata, to the extent practicable, to the securities held by the Fund.
Only an Authorized Participant may create or redeem Creation Units directly with the Fund.
In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund's instructions or may not be executed at all, or the Fund may not be able to place or change orders.
To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund's SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on
20

their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Costs Associated with Creations and Redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to cash transactions. Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund shares may pay fees for such services.
The following table shows, as of April 14, 2016, the approximate value of one Creation Unit, standard fees and maximum additional charges for creations and redemptions (as described above):
Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
$1,368,057	50,000	$100	3.0%	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.
Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to
21

investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1 University Square Drive, Princeton, NJ 08540.
BFA or its Affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Fund and certain other iShares funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its Affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its Affiliates.
22

Financial Highlights
The financial highlights table is intended to help investors understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Fund's financial statements, in the Fund's Annual Report (available upon request).
Financial Highlights
(For a share outstanding throughout each period)
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Year ended Mar. 31, 2013	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011
Net asset value, beginning of year	$ 54.95	$ 55.44	$ 54.64	$ 51.10	$ 50.34
Income from investment operations:
Net investment income[a]	0.56	0.64	0.81	1.11	1.28
Net realized and unrealized gain (loss)[b]	(0.00) [c]	(0.48)	0.82	3.56	0.69
Total from investment operations	0.56	0.16	1.63	4.67	1.97
Less distributions from:
Net investment income	(0.54)	(0.65)	(0.83)	(1.13)	(1.21)
Total distributions	(0.54)	(0.65)	(0.83)	(1.13)	(1.21)
Net asset value, end of year	$ 54.97	$ 54.95	$ 55.44	$ 54.64	$ 51.10
Total return	1.03%	0.31%	2.98%	9.22%	3.91%
Ratios/Supplemental data:
Net assets, end of year (000s)	$151,178	$126,379	$72,069	$43,711	$22,996
Ratio of expenses to average net assets	0.20%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees	0.30%	n/a%	n/a%	n/a%	n/a%
Ratio of net investment income to average net assets	1.01%	1.16%	1.47%	2.06%	2.48%
Portfolio turnover rate[d]	1%	2%	0% [e]	4%	2%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Rounds to less than 1%.
23

Index Provider
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is the world’s largest global resource for index-based concepts, data and research. Home to financial market indicators, such as the S&P 500® and the Dow Jones Industrial Average®, SPDJI has over 115 years of experience constructing innovative and transparent solutions that fulfill the needs of institutional and retail investors. With over 1 million indices covering a wide range of asset classes across the globe, SPDJI defines the way investors measure and trade the markets. To learn more about SPDJI, please visit www.spdji.com.
The Index Provider provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global 1200TM, which includes the S&P 500® for the United States, the S&P Europe 350TM for Continental Europe, Ireland and the United Kingdom, the S&P/TOPIX 150TM for Japan, the S&P Asia 50TM, the S&P/TSX 60TM for Canada, the S&P/ASX 50TM and the S&P Latin America 40TM. S&P also publishes the S&P MidCap 400®, S&P SmallCap 600®, S&P Composite 1500® and S&P U.S. REITTM for the United States. S&P calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of comprehensive rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its Affiliates have entered into a license agreement with the Index Provider to use the Underlying Index. BFA or its Affiliates sublicense rights in the Underlying Index to the Trust at no charge.
24

Disclaimers
The Underlying Index is a product of SPDJI, and has been licensed for use by the Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track the Underlying Index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR
25

ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The past performance of the Underlying Index is not a guide to future performance. BFA does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and BFA shall have no liability for any errors, omissions or interruptions therein. BFA makes no warranty, express or implied, to the owners of shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
26

Supplemental Information
I. Premium/Discount Information
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s NAV. NAV is the price at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency of distributions of premiums and discounts for the Fund for each full calendar quarter of 2014 and the first two calendar quarters of 2015.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.
Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and -0.5%	376	100.00%
	376	100.00%
27

II. Total Return Information
The table that follows presents information about the total returns of the Fund and the Underlying Index as of the fiscal year ended March 31, 2015.
“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price of the Fund. Market Price generally is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
An index is a financial calculation based on a grouping of financial instuments that is not an investment product that tracks a specified financial market or sector. Unlike the Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions and other charges that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.
Performance as of March 31, 2015
	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.03%	0.90%	1.31%	1.03%	0.90%	1.31%
5 Years	3.44%	3.21%	3.69%	18.45%	17.10%	19.89%
Since Inception*	3.44%	3.48%	3.75%	19.37%	19.59%	21.24%

*	Total returns for the period since inception are calculated from the inception date of the Fund (1/7/10). The first day of secondary market trading in shares of the Fund was 1/8/10.
28

For more information visit www.iShares.com or call 1-800-474-2737
Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2015 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BFA and its Affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P-IBMF-0616

August 1, 2015
(as revised June 10, 2016)
2015 Prospectus
►	iShares iBonds Sep 2018 Term Muni Bond ETF* | IBMG | NYSE ARCA
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
*The iShares iBonds Sep 2018 Term Muni Bond ETF may also conduct business as the iBonds Sep 2018 Term Muni Bond ETF.

The “S&P AMT-Free Municipal Series 2018 IndexTM” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock Fund Advisors or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares®, iBonds® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates; these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates. None of such parties makes any representation regarding the advisability of investing in such product(s); nor do they have any liability for any errors, omissions, or interruptions of the S&P AMT-Free Municipal Series 2018 Index. This Fund is covered by U.S. Patent Nos. 8,438,100 and 8,655,770.
i

[THIS PAGE INTENTIONALLY LEFT BLANK]

iSHARES® iBONDS® SEP 2018 TERM MUNI BOND ETF
Ticker: IBMG	Stock Exchange: NYSE Arca
Investment Objective
The iShares iBonds Sep 2018 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2018.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (formerly, Barclays Global Fund Advisors (“BGFA”)) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver[1]	Total Annual Fund Operating Expenses After Fee Waiver
0.30%	None	None	0.30%	(0.12)%	0.18%

[1]	BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in order to limit the Total Annual Fund Operating Expenses to 0.18% of average daily net assets through the termination date of the Fund, on or about September 1, 2018. The contractual waiver may be terminated prior to the Fund's termination only upon written agreement of the Trust and BFA.

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. Fund expenses are calculated only through September 1, 2018 because the Fund is scheduled to cease operations and liquidate on or around that date. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	Maturity
$18	$58	$60
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the S&P AMT-Free Municipal Series 2018 IndexTM (the “Underlying Index”), which measures the performance of investment-grade, non-callable U.S. municipal bonds maturing in 2018. As of March 31, 2015, there were 2,806 issues in the Underlying Index.
The Underlying Index includes municipal bonds primarily from issuers that are state or local governments or agencies such that the interest on the bonds is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”). Each bond must have a rating of at least BBB- by Standard & Poor's Ratings Services (“S&P”), Baa3 by Moody’s Investors Service, Inc. (“Moody's”), or BBB- by Fitch Ratings, Inc. and must have a minimum maturity par amount of $2 million to be eligible for inclusion in the Underlying Index. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to $2 million as of each rebalancing date. All bonds in the Underlying Index will mature after May 31 and before September 2 of the year referenced in the name of the Underlying Index. When a bond in the Underlying Index matures or is pre-refunded, the bond does not accrue interest past the maturity or pre-refunded date. An amount representing its value at the time of maturity or pre-refunding will be included in the Underlying Index throughout the remaining life of the Underlying Index, and any such amount will be assumed to earn a rate equal to the return of cash and tax-exempt cash equivalents. The Underlying Index is a market value weighted index and is rebalanced after the market close on the last business day of each month.

The Fund is a series of the iShares iBonds® fixed maturity series of bond ETFs sponsored by BlackRock. The iBonds® fixed maturity series do not invest in U.S. savings bonds or other U.S. government bonds and are not designed to provide protection against inflation.
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index, except during the last months of the Fund's operations, as described below, and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. From time to time when conditions warrant, however, the Fund may invest at least 80% of its assets in the component securities of the Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund will generally hold municipal bond securities issued by state and local municipalities whose interest payments are exempt from U.S. federal income tax, the federal AMT and the federal Medicare contribution tax of 3.8% on “net investment income,” including dividends, interest and capital gains. In the last months of operation, as the bonds held by the Fund mature, the proceeds will not be reinvested in bonds but instead will be held in cash and cash equivalents, including, without limitation, money market funds affiliated with BFA, AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. These cash equivalents may not be included in the Underlying Index. By September 1, 2018, the Underlying

Index is expected to consist entirely of cash earned in this manner. Around the same time, the Fund will wind up and terminate, and its net assets will be distributed to then-current shareholders. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face delisting.
Concentration Risk. The Fund may be susceptible to loss due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular state, region, municipality, market, project type, industry, group of industries, or asset class.
Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Declining Yield Risk. During the final three months prior to the Fund's planned termination date, its yield will generally tend to move toward prevailing money market rates, and may be lower than the yields of the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in the Fund, if held through maturity, will produce aggregate returns comparable to a direct investment in a group of municipal bonds of similar credit quality and maturity. Unlike a direct investment in municipal bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Fund's existence it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund's portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.
Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Interest Rate Risk. An increase in interest rates may cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. The current historically low interest rate environment increases the risks associated with rising interest rates.
Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than comparable taxable bonds.
Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The recent financial crisis caused a decrease in the value and liquidity of many securities, including certain municipal securities, and adversely affected many issuers of municipal securities and may continue to do so.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.
Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.”
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security or asset and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. Because the bond market may be open on days when the Fund does not price its shares, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance Information
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Fund's prospectus (the “Prospectus”). If BFA had not waived certain Fund fees during certain periods, the Fund's returns would have been lower.
Year-by-Year Returns1 (Year Ended December 31)

[1]	The Fund’s year-to-date return as of June 30, 2015 was 0.40%.
The best calendar quarter return during the period shown above was 0.97% in the 2nd quarter of 2014; the worst was -0.18% in the 4th quarter of 2014.
Updated performance information is available at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Average Annual Total Returns
(for the periods ended December 31, 2014)
	One Year	Since Fund Inception
(Inception Date: 3/19/2013)
Return Before Taxes	1.84%	1.83%
Return After Taxes on Distributions[1]	1.84%	1.83%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.46%	1.61%
S&P AMT-Free Municipal Series 2018 IndexTM (Index returns do not reflect deductions for fees, expenses, or taxes)	1.98%	0.89%

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. James Mauro and Scott Radell (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Mauro and Mr. Radell have been Portfolio Managers of the Fund since 2013.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.
Tax Information
The Fund intends to make distributions primarily from net tax-exempt income, although distributions of taxable capital gains may also occur. The Fund is generally not an appropriate investment for a 401(k) plan or an IRA. Please consult your personal tax adviser.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Fund
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.
On March 1, 2016, the name of the Fund changed from iShares iBonds Sep 2018 AMT-Free Muni Bond ETF to iShares iBonds Sep 2018 Term Muni Bond ETF.
BFA is the investment adviser to the Fund. Shares of the Fund are listed for trading on NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of the Fund may be different from the Fund’s most recent NAV.
ETFs are funds that trade like other publicly traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
The Fund will wind up and terminate on or about September 1, 2018. Upon its termination, the Fund will distribute substantially all of its net assets, after making appropriate provision for any liabilities of the Fund, to then-current shareholders pursuant to a plan of liquidation. In the final months of the Fund's operations, as the bonds it holds mature, its portfolio will transition to cash and cash-like instruments, including without limitation AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. By September 1, 2018, the Underlying Index is expected to consist almost entirely of cash earned in this manner. As the Fund approaches its termination date, its holdings of money market or similar funds may increase, causing the Fund to incur the fees and expenses associated with investing in these funds. In accordance with the Trust's Amended and Restated Agreement and Declaration of Trust dated September 17, 2009, the Fund will terminate on or about the date above as approved by a majority of the Trust's Board of Trustees (the “Board”) without requiring additional approval by Fund shareholders. The Board may extend the termination date if a majority of the Board determines the extension to be in the best interest of the Fund.
The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.
An index is a financial calculation based on a grouping of financial instruments that is not an investment product while the Fund is an actual investment portfolio. The
1

performance of the Fund and the Underlying Index may vary for a number of reasons, including transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund’s portfolio and the Underlying Index resulting from the Fund's use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index. “Tracking error” is the divergence of the performance (return) of the Fund's portfolio from that of the Underlying Index. BFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.
An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
The Fund's investment objective and the Underlying Index may be changed without shareholder approval.
A Further Discussion of Principal Risks
The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Asset Class Risk. The securities in the Underlying Index or in the Fund’s portfolio may underperform other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Various types of securities, currencies and indexes may experience cycles of outperformance and underperformance in comparison to the general financial markets.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face delisting.
Concentration Risk. The Fund may be more susceptible to an increased risk of loss due to adverse events that affect the Fund more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of issuers in a particular state, region, municipality, market, project type, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences than the market as a whole.
2

Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price, which may adversely affect the value of the Fund.
Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
3

Declining Yield Risk. During the three months prior to the Fund's planned termination date, the bonds held by the Fund will mature and the Fund’s portfolio will convert to cash or cash equivalents. During these final three months, the Fund’s yield will generally tend to move toward prevailing money market rates, and may be lower than the yields of the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in the Fund, if held through maturity, will produce aggregate returns comparable to a direct investment in a group of municipal bonds of similar credit quality and maturity to those held by the Fund, but unlike a direct investment in municipal bonds, the breakdown of returns between Fund distributions and liquidation proceeds will not be predictable at the time of your investment. The Fund may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund's portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The breakdown between Fund distribution payments and the amount of liquidation proceeds may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes. In addition, the yield on your investment (i.e., the return on your purchase price) may be lower (or higher) than the Fund's published yields, which are based on the Fund's NAV.
Income Risk. The Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds. The Index Provider’s substitution of bonds in the Underlying Index may occur, for example, when the time to maturity for the bond no longer matches the Underlying Index’s stated maturity guidelines.
Index-Related Risk. The Fund seeks to achieve a return which corresponds generally to the price and yield performance, before fees and expenses, of the Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or any agents that may act on its behalf will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA’s mandate as described in this Prospectus is to manage the Fund consistently with the Underlying Index provided by the Index Provider to BFA. Consequently, BFA does not provide any warranty or guarantee against the Index Provider’s or others’ errors. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the
4

indices are less commonly used. Therefore, gains, losses or costs associated with errors of the Index Provider or its agents will generally be borne by the Fund and its shareholders. For example, during a period where the Fund’s Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. Such errors may negatively or positively impact the Fund and its shareholders. Any gains due to the Index Provider’s or others’ errors will be kept by the Fund and its shareholders and any losses resulting from the Index Provider’s or others’ errors will be borne by the Fund and its shareholders.
Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Index in order, for example, to correct an error in the selection of index constituents. When the Underlying Index of the Fund is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider to the Underlying Index may increase the costs and the tracking error risk of the Fund.
Interest Rate Risk. As interest rates rise, the value of a fixed-income security held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term durations, which is expected to occur to a greater degree earlier in the life of the Fund, rising interest rates may cause the value of the Fund’s investments to decline significantly, which may adversely affect the value of the Fund. Because the Fund holds a portfolio of securities set to mature at approximately the same time, the Fund generally will have greater exposure to interest rate risk earlier in its life than closer to its termination date. An increase in interest rates may lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets.
The current historically low interest rate environment was created in part by the U.S. Federal Reserve Board (the “Fed”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. Economic recovery and the ending of the Fed’s quantitative easing program increase the likelihood of interest rates rising in the future.
Issuer Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. To the extent the Fund invests in illiquid securities or securities that become less liquid, such investments may have a negative effect on the returns of the
5

Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. To the extent that the Fund invests in securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value. Although the Fund primarily seeks to redeem shares of the Fund on an in-kind basis, if the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions from the Fund may be higher than normal. It may also be the case that other market participants may be attempting to liquidate fixed-income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. There can be no assurance that a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund.
The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than on public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund’s portfolio may have greater exposure to liquidity risk than a fund that invests in comparable non-municipal securities.
Management Risk. The Fund may not fully replicate the Underlying Index and may hold securities not included in the Underlying Index. As a result, the Fund is subject to the risk that BFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Risk. The Fund could lose money due to short-term market movements and over longer periods during market downturns or due to the credit deterioration of issuers of the securities held by the Fund. Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements or uncertainty. Market risks may be influenced by price, currency and interest rate movements. The Fund is exposed to market risk by virtue of its investment in fixed-income instruments. Securities may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets, as well as issuer-specific concerns. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular project type, group of types or the issuer. If values for fixed-income securities generally were to decline significantly, the Fund’s market price would also decline. During a general market downturn, multiple asset classes may be negatively affected. Fixed-income securities with short-term maturities are generally
6

less sensitive to such changes than are fixed-income securities with longer-term maturities.
Beginning in 2007, the equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis caused a significant decline in the value and liquidity of many securities, including municipal securities, and adversely affected many issuers of municipal securities. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of a security may also decrease due to specific conditions that affect a particular sector of the securities market or a particular issuer. In addition, since many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market.
Market Trading Risk
Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.
Risk of Secondary Listings. The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of
7

the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund's shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund's portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). There may also be regulatory and other charges that are incurred as a result of trading activity.  The spread varies over time for shares of the Fund based on trading volume and market liquidity, and is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause increased spreads. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal
8

securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
Municipal securities backed by current or anticipated revenues from a specific project or assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. BlackRock Institutional Trust Company, N.A. (“BTC”), the Fund’s securities lending agent, will take into account the tax impact to shareholders of substitute payments for dividends when managing the Fund’s securities lending program. Substitute payments received by the Fund with respect to municipal securities lent, if any, will not constitute tax-exempt interest income to the Fund.
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.” The Index Provider relies on the bond issuer’s prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment. Similarly, for municipal bonds not represented in the Underlying Index, BFA relies on prospectus disclosure of the tax opinion from the bond issuer’s counsel. Neither BFA nor the Fund guarantees that these opinions are correct, and there is no assurance that the U.S. Internal Revenue Service (“IRS”) will agree with the bond issuer’s counsel’s tax opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with U.S. federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the security could decline significantly in value. For municipal bonds not included in the Underlying Index, BFA will generally seek to obtain bonds that pay interest that is
9

exempt from U.S. federal income taxes, the federal AMT and the federal Medicare contribution tax. The interest on any money market instruments or other cash equivalents held by the Fund may be subject to the federal AMT or the federal Medicare contribution tax.
Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax, federal AMT or federal Medicare contribution tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. U.S. federal or state changes in income, federal AMT or federal Medicare contribution tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value. If the IRS determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable, even retroactively, and the securities could decline significantly in value.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund holding uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Utilities Sector Risk. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. In addition, deregulation may eliminate restrictions on the profits of certain utility companies, but may also subject these companies to greater risk of loss. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction projects during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters. Existing and future regulations or legislation may make it difficult for utility companies to operate profitably. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. There is no assurance that regulatory authorities will grant rate increases in the future, or that such increases will be adequate to permit the payment of coupon payments on bonds issued by or in respect to such companies. Energy conservation and changes in
10

climate policy may also have a significant adverse impact on the revenues and expenses of utility companies.
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security or asset and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. Because the bond market may be open on days when the Fund does not price its shares, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
A Further Discussion of Other Risks
The Fund may also be subject to certain other risks associated with its investments and investment strategies.
Transportation Industry Group Risk. Issuers in the transportation industry group may be adversely affected by economic changes, fuel prices, labor relations, and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses.
Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's Statement of Additional Information (“SAI”). The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).
Management
Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Trust. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the research and expertise of its asset management affiliates with respect to certain portfolio securities. In seeking to achieve the Fund's investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.
For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.30%. BFA has contractually agreed to waive a portion of its management fees in order to limit the Total Annual Fund Operating Expenses to 0.18% of the average daily net assets through the termination date of the Fund, on or
11

about September 1, 2018. The contractual waiver may be terminated prior to the Fund's termination only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). As of June 30, 2015, BFA and its affiliates provided investment advisory services for assets in excess of $4.72 trillion. BFA and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.
A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement with BFA is available in the Fund's semi-annual report for the six-month period ended September 30.
Portfolio Managers. James Mauro and Scott Radell are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities.
James Mauro has been employed by BFA and BTC as a portfolio manager since 2011. Prior to that, Mr. Mauro was a Vice President at State Street Global Advisors. Mr. Mauro has been a Portfolio Manager of the Fund since 2013.
Scott Radell has been employed by BFA and BTC as a portfolio manager since 2004. Mr. Radell was a credit strategist from 2003 to 2004 and became a portfolio manager at BGFA and Barclays Global Investors, N.A. in 2004. Mr. Radell has been a Portfolio Manager of the Fund since 2013.
The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Fund.
Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.
Conflicts of Interest. The investment activities of BFA and its affiliates (including BlackRock and The PNC Financial Services Group, Inc., and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and the Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and the Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their
12

interests or the interests of their clients may conflict with those of the Fund. BFA or one or more of the Affiliates acts, or may act, as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which BFA or an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates in connection with the Fund's portfolio investment transactions.
BFA or an Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”)). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or having interests different from or adverse to, the securities that are owned by the Fund.
No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund's investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA’s or an Affiliate’s other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or by BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.
13

The Fund's activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent will retain a share of securities lending revenues. BFA or an Affiliate will also receive compensation for managing the reinvestment of cash collateral. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BFA or the Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the Fund's SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.
Buying and Selling Shares. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange or otherwise in the secondary market. The Fund's shares trade under the trading symbol “IBMG.”
Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund's spread may also be impacted by the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
14

The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under Creations and Redemptions. The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.
The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.
Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.
Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and underlying securities held by the Fund, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the national securities exchange on which the Fund's shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities
15

and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund's NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.
Determination of Net Asset Value. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund's approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of
16

liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund. Non-U.S. securities whose values are affected by volatility that occurs in the markets or in related or highly correlated assets (e.g., American Depositary Receipts, Global Depositary Receipts or substantially identical ETFs) on a trading day after the close of non-U.S. securities markets may be fair valued.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Dividends and Distributions
General Policies. Dividends from net investment income, if any, generally are declared and paid at least once a year by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
17

Taxes. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares. In general, given its investment strategy, the Fund would not be an appropriate investment for a tax deferred retirement account such as an IRA.
Taxes on Distributions.
Dividends paid by the Fund that are properly reported as tax-exempt interest dividends will not be subject to regular U.S. federal income tax. The Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxation, including the federal AMT. Dividends paid by the Fund will be exempt from U.S. federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for U.S. federal income tax purposes and as long as the Fund properly reports such dividends as tax-exempt interest dividends. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions, may be exempt from income tax in that state. However, income from municipal securities of other states generally will not qualify for tax-free treatment.
Distributions from the Fund’s net investment income other than from net tax-exempt income, including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. The Fund's distributions of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Distributions from the Fund are subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 ($250,000 if married filing jointly) and of estates and trusts. Distributions from the Fund are not expected to qualify as qualified dividend income. In general, any taxable distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
If you lend your Fund shares pursuant to securities lending arrangements, you may
18

lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income. Consult your financial intermediary or tax adviser.
A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other items and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2016, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership, unless certain exceptions apply.
If you are a resident or a citizen of the United States, by law, back-up withholding at a 28% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
Shareholders will receive information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year. Likewise, the amount of tax-exempt income, including any tax-exempt income subject to AMT, that the Fund distributes will be reported and such income must be reported on the shareholder’s U.S. federal income tax return.
Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.
19

Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or an authorized participant who has entered into an agreement with the Fund's distributor, BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA (an “Authorized Participant”).
A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, creation baskets will generally correspond to the price and yield performance of the Fund.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund (“Fund Securities”) and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
The portfolio of securities required for purchase of a Creation Unit may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares. The Deposit Securities and Fund Securities, as applicable, in connection with a purchase or redemption of a Creation Unit, generally will correspond pro rata, to the extent practicable, to the securities held by the Fund.
Only an Authorized Participant may create or redeem Creation Units directly with the Fund.
In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund's instructions or may not be executed at all, or the Fund may not be able to place or change orders.
To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to
20

creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund's SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Costs Associated with Creations and Redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to cash transactions. Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund shares may pay fees for such services.
21

The following table shows, as of April 14, 2016, the approximate value of one Creation Unit, standard fees and maximum additional charges for creations and redemptions (as described above):
Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
$1,278,547	50,000	$125	3.0%	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.
Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1 University Square Drive, Princeton, NJ 08540.
BFA or its Affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Fund and certain other iShares funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its Affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its Affiliates.
22

Financial Highlights
The financial highlights table is intended to help investors understand the Fund’s financial performance since inception. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Fund's financial statements, in the Fund's Annual Report (available upon request).
Financial Highlights
(For a share outstanding throughout each period)
	Year ended Mar. 31, 2015	Year ended Mar. 31, 2014	Period from Mar. 19, 2013[a] to Mar. 31, 2013
Net asset value, beginning of period	$ 25.31	$ 25.17	$25.00
Income from investment operations:
Net investment income[b]	0.25	0.25	0.00 [c]
Net realized and unrealized gain[d]	0.15	0.10	0.17
Total from investment operations	0.40	0.35	0.17
Less distributions from:
Net investment income	(0.24)	(0.21)	−
Total distributions	(0.24)	(0.21)	−
Net asset value, end of period	$ 25.47	$ 25.31	$ 25.17
Total return	1.60%	1.44%	0.64% [e]
Ratios/Supplemental data:
Net assets, end of period (000s)	$81,492	$48,081	$ 2,517
Ratio of expenses to average net assets[f]	0.19%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[f]	0.30%	n/a	n/a
Ratio of net investment income to average net assets[f]	1.00%	0.99%	0.47%
Portfolio turnover rate[g]	0%	1%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
23

Index Provider
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is the world’s largest global resource for index-based concepts, data and research. Home to financial market indicators, such as the S&P 500® and the Dow Jones Industrial Average®, SPDJI has over 115 years of experience constructing innovative and transparent solutions that fulfill the needs of institutional and retail investors. With over 1 million indices covering a wide range of asset classes across the globe, SPDJI defines the way investors measure and trade the markets. To learn more about SPDJI, please visit www.spdji.com.
The Index Provider provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global 1200TM, which includes the S&P 500® for the United States, the S&P Europe 350TM for Continental Europe, Ireland and the United Kingdom, the S&P/TOPIX 150TM for Japan, the S&P Asia 50TM, the S&P/TSX 60TM for Canada, the S&P/ASX 50TM and the S&P Latin America 40TM. S&P also publishes the S&P MidCap 400®, S&P SmallCap 600®, S&P Composite 1500® and S&P U.S. REITTM for the United States. S&P calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of comprehensive rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its Affiliates have entered into a license agreement with the Index Provider to use the Underlying Index. BFA or its Affiliates sublicense rights in the Underlying Index to the Trust at no charge.
24

Disclaimers
The Underlying Index is a product of SPDJI, and has been licensed for use by the Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track the Underlying Index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR
25

ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The past performance of the Underlying Index is not a guide to future performance. BFA does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and BFA shall have no liability for any errors, omissions or interruptions therein. BFA makes no warranty, express or implied, to the owners of shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
26

Supplemental Information
I. Premium/Discount Information
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s NAV. NAV is the price at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency of distributions of premiums and discounts for the Fund for each full calendar quarter of 2014 and the first two calendar quarters of 2015.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	6	1.60%
Between 0.5% and -0.5%	370	98.40
	376	100.00%
27

II. Total Return Information
The table that follows presents information about the total returns of the Fund and the Underlying Index as of the fiscal year ended March 31, 2015.
“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price of the Fund. Market Price generally is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
An index is a financial calculation based on a grouping of financial instuments that is not an investment product that tracks a specified financial market or sector. Unlike the Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions and other charges that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.
Performance as of March 31, 2015
	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.60%	1.24%	1.79%	1.60%	1.24%	1.79%
Since Inception*	1.82%	1.77%	1.00%	3.73%	3.64%	2.04%

*	Total returns for the period since inception are calculated from the inception date of the Fund (3/19/13). The first day of secondary market trading in shares of the Fund was 3/21/13.
28

For more information visit www.iShares.com or call 1-800-474-2737
Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2015 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BFA and its Affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P-IBMG-0616

August 1, 2015
(as revised June 10, 2016)
2015 Prospectus
►	iShares iBonds Sep 2019 Term Muni Bond ETF* | IBMH | NYSE ARCA
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
*The iShares iBonds Sep 2019 Term Muni Bond ETF may also conduct business as the iBonds Sep 2019 Term Muni Bond ETF.

The “S&P AMT-Free Municipal Series 2019 IndexTM” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock Fund Advisors or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares®, iBonds® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates; these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates. None of such parties makes any representation regarding the advisability of investing in such product(s); nor do they have any liability for any errors, omissions, or interruptions of the S&P AMT-Free Municipal Series 2019 Index. This Fund is covered by U.S. Patent Nos. 8,438,100 and 8,655,770.
i

[THIS PAGE INTENTIONALLY LEFT BLANK]

iSHARES® iBONDS® SEP 2019 TERM MUNI BOND ETF
Ticker: IBMH	Stock Exchange: NYSE Arca
Investment Objective
The iShares iBonds Sep 2019 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2019.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (formerly, Barclays Global Fund Advisors (“BGFA”)) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver[1]	Total Annual Fund Operating Expenses After Fee Waiver
0.30%	None	None	0.30%	(0.12)%	0.18%

[1]	BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in order to limit the Total Annual Fund Operating Expenses to 0.18% of average daily net assets through the termination date of the Fund, on or about September 1, 2019. The contractual waiver may be terminated prior to the Fund's termination only upon written agreement of the Trust and BFA.
S-1

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. Fund expenses are calculated only through September 1, 2019 because the Fund is scheduled to cease operations and liquidate on or around that date. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	Maturity
$18	$58	$81
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the S&P AMT-Free Municipal Series 2019 IndexTM (the “Underlying Index”), which measures the performance of investment-grade, non-callable U.S. municipal bonds maturing in 2019. As of March 31, 2015, there were 2,622 issues in the Underlying Index.
The Underlying Index includes municipal bonds primarily from issuers that are state or local governments or agencies such that the interest on the bonds is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”). Each bond must have a rating of at least BBB- by Standard & Poor's Ratings Services (“S&P), Baa3 by Moody’s Investors Service, Inc. (”Moody's“), or BBB- by Fitch Ratings, Inc. and must have a minimum maturity par amount of $2 million to be eligible for inclusion in the Underlying Index. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to $2 million as of each rebalancing date. All bonds in the Underlying Index will mature after May 31 and before September 2 of the year referenced in the name of the Underlying Index. When a bond in the Underlying Index matures or is pre-refunded, the bond does not accrue interest past the maturity or pre-refunded date. An amount representing its value at the time of maturity or pre-refunding will be included in the Underlying Index throughout the remaining life of the Underlying Index, and any such amount will be assumed to earn a rate equal to the return of cash and tax-exempt cash equivalents. The Underlying Index is a market value weighted index and is rebalanced after the market close on the last business day of each month.

S-2

The Fund is a series of the iShares iBonds® fixed maturity series of bond ETFs sponsored by BlackRock. The iBonds® fixed maturity series do not invest in U.S. savings bonds or other U.S. government bonds and are not designed to provide protection against inflation.
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index, except during the last months of the Fund's operations, as described below, and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. From time to time when conditions warrant, however, the Fund may invest at least 80% of its assets in the component securities of the Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund will generally hold municipal bond securities issued by state and local municipalities whose interest payments are exempt from U.S. federal income tax, the federal AMT and the federal Medicare contribution tax of 3.8% on “net investment income,” including dividends, interest and capital gains. In the last months of operation, as the bonds held by the Fund mature, the proceeds will not be reinvested in bonds but instead will be held in cash and cash equivalents, including, without limitation, money market funds affiliated with BFA, AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. These cash equivalents may not be included in the Underlying Index. By September 1, 2019, the Underlying
S-3

Index is expected to consist entirely of cash earned in this manner. Around the same time, the Fund will wind up and terminate, and its net assets will be distributed to then-current shareholders. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face delisting.
Concentration Risk. The Fund may be susceptible to loss due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular state, region, municipality, market, project type, industry, group of industries, or asset class.
Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.
S-4

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Declining Yield Risk. During the final three months prior to the Fund's planned termination date, its yield will generally tend to move toward prevailing money market rates, and may be lower than the yields of the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in the Fund, if held through maturity, will produce aggregate returns comparable to a direct investment in a group of municipal bonds of similar credit quality and maturity. Unlike a direct investment in municipal bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Fund's existence it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund's portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.
Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
S-5

Interest Rate Risk. An increase in interest rates may cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. The current historically low interest rate environment increases the risks associated with rising interest rates.
Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than comparable taxable bonds.
Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The recent financial crisis caused a decrease in the value and liquidity of many securities, including certain municipal securities, and adversely affected many issuers of municipal securities and may continue to do so.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.
Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any
S-6

investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.”
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security or asset and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. Because the bond market may be open on days when the Fund does not price its shares, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
S-7

Performance Information
As of the date of the Fund's prospectus (the “Prospectus”), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. James Mauro and Scott Radell (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Mauro and Mr. Radell have been Portfolio Managers of the Fund since 2014.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.
Tax Information
The Fund intends to make distributions primarily from net tax-exempt income, although distributions of taxable capital gains may also occur. The Fund is generally not an appropriate investment for a 401(k) plan or an individual retirement account (“IRA”). Please consult your personal tax adviser.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
S-8

More Information About the Fund
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.
On March 1, 2016, the name of the Fund changed from iShares iBonds Sep 2019 AMT-Free Muni Bond ETF to iShares iBonds Sep 2019 Term Muni Bond ETF.
BFA is the investment adviser to the Fund. Shares of the Fund are listed for trading on NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of the Fund may be different from the Fund’s most recent NAV.
ETFs are funds that trade like other publicly traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
The Fund will wind up and terminate on or about September 1, 2019. Upon its termination, the Fund will distribute substantially all of its net assets, after making appropriate provision for any liabilities of the Fund, to then-current shareholders pursuant to a plan of liquidation. In the final months of the Fund's operations, as the bonds it holds mature, its portfolio will transition to cash and cash-like instruments, including without limitation AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. By September 1, 2019, the Underlying Index is expected to consist almost entirely of cash earned in this manner. As the Fund approaches its termination date, its holdings of money market or similar funds may increase, causing the Fund to incur the fees and expenses associated with investing in these funds. In accordance with the Trust's Amended and Restated Agreement and Declaration of Trust dated September 17, 2009, the Fund will terminate on or about the date above as approved by a majority of the Trust's Board of Trustees (the “Board”) without requiring additional approval by Fund shareholders. The Board may extend the termination date if a majority of the Board determines the extension to be in the best interest of the Fund.
The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.
An index is a financial calculation based on a grouping of financial instruments that is not an investment product while the Fund is an actual investment portfolio. The
1

performance of the Fund and the Underlying Index may vary for a number of reasons, including transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund’s portfolio and the Underlying Index resulting from the Fund's use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index. “Tracking error” is the divergence of the performance (return) of the Fund's portfolio from that of the Underlying Index. BFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.
An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
The Fund's investment objective and the Underlying Index may be changed without shareholder approval.
A Further Discussion of Principal Risks
The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Asset Class Risk. The securities in the Underlying Index or in the Fund’s portfolio may underperform other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Various types of securities, currencies and indexes may experience cycles of outperformance and underperformance in comparison to the general financial markets.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face delisting.
Concentration Risk. The Fund may be more susceptible to an increased risk of loss due to adverse events that affect the Fund more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of issuers in a particular state, region, municipality, market, project type, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences than the market as a whole.
2

Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price, which may adversely affect the value of the Fund.
Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
3

Declining Yield Risk. During the three months prior to the Fund's planned termination date, the bonds held by the Fund will mature and the Fund’s portfolio will convert to cash or cash equivalents. During these final three months, the Fund’s yield will generally tend to move toward prevailing money market rates, and may be lower than the yields of the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in the Fund, if held through maturity, will produce aggregate returns comparable to a direct investment in a group of municipal bonds of similar credit quality and maturity to those held by the Fund, but unlike a direct investment in municipal bonds, the breakdown of returns between Fund distributions and liquidation proceeds will not be predictable at the time of your investment. The Fund may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund's portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The breakdown between Fund distribution payments and the amount of liquidation proceeds may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes. In addition, the yield on your investment (i.e., the return on your purchase price) may be lower (or higher) than the Fund's published yields, which are based on the Fund's NAV.
Income Risk. The Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds. The Index Provider’s substitution of bonds in the Underlying Index may occur, for example, when the time to maturity for the bond no longer matches the Underlying Index’s stated maturity guidelines.
Index-Related Risk. The Fund seeks to achieve a return which corresponds generally to the price and yield performance, before fees and expenses, of the Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or any agents that may act on its behalf will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA’s mandate as described in this Prospectus is to manage the Fund consistently with the Underlying Index provided by the Index Provider to BFA. Consequently, BFA does not provide any warranty or guarantee against the Index Provider’s or others’ errors. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the
4

indices are less commonly used. Therefore, gains, losses or costs associated with errors of the Index Provider or its agents will generally be borne by the Fund and its shareholders. For example, during a period where the Fund’s Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. Such errors may negatively or positively impact the Fund and its shareholders. Any gains due to the Index Provider’s or others’ errors will be kept by the Fund and its shareholders and any losses resulting from the Index Provider’s or others’ errors will be borne by the Fund and its shareholders.
Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Index in order, for example, to correct an error in the selection of index constituents. When the Underlying Index of the Fund is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider to the Underlying Index may increase the costs and the tracking error risk of the Fund.
Interest Rate Risk. As interest rates rise, the value of a fixed-income security held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term durations, which is expected to occur to a greater degree earlier in the life of the Fund, rising interest rates may cause the value of the Fund’s investments to decline significantly, which may adversely affect the value of the Fund. Because the Fund holds a portfolio of securities set to mature at approximately the same time, the Fund generally will have greater exposure to interest rate risk earlier in its life than closer to its termination date. An increase in interest rates may lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets.
The current historically low interest rate environment was created in part by the U.S. Federal Reserve Board (the “Fed”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. Economic recovery and the ending of the Fed’s quantitative easing program increase the likelihood of interest rates rising in the future.
Issuer Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. To the extent the Fund invests in illiquid securities or securities that become less liquid, such investments may have a negative effect on the returns of the
5

Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. To the extent that the Fund invests in securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value. Although the Fund primarily seeks to redeem shares of the Fund on an in-kind basis, if the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions from the Fund may be higher than normal. It may also be the case that other market participants may be attempting to liquidate fixed-income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. There can be no assurance that a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund.
The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than on public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund’s portfolio may have greater exposure to liquidity risk than a fund that invests in comparable non-municipal securities.
Management Risk. The Fund may not fully replicate the Underlying Index and may hold securities not included in the Underlying Index. As a result, the Fund is subject to the risk that BFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Risk. The Fund could lose money due to short-term market movements and over longer periods during market downturns or due to the credit deterioration of issuers of the securities held by the Fund. Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements or uncertainty. Market risks may be influenced by price, currency and interest rate movements. The Fund is exposed to market risk by virtue of its investment in fixed-income instruments. Securities may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets, as well as issuer-specific concerns. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular project type, group of types or the issuer. If values for fixed-income securities generally were to decline significantly, the Fund’s market price would also decline. During a general market downturn, multiple asset classes may be negatively affected. Fixed-income securities with short-term maturities are generally
6

less sensitive to such changes than are fixed-income securities with longer-term maturities.
Beginning in 2007, the equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis caused a significant decline in the value and liquidity of many securities, including municipal securities, and adversely affected many issuers of municipal securities. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of a security may also decrease due to specific conditions that affect a particular sector of the securities market or a particular issuer. In addition, since many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market.
Market Trading Risk
Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.
Risk of Secondary Listings. The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of
7

the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund's shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund's portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). There may also be regulatory and other charges that are incurred as a result of trading activity.  The spread varies over time for shares of the Fund based on trading volume and market liquidity, and is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause increased spreads. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal
8

securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
Municipal securities backed by current or anticipated revenues from a specific project or assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. BlackRock Institutional Trust Company, N.A. (“BTC”), the Fund’s securities lending agent, will take into account the tax impact to shareholders of substitute payments for dividends when managing the Fund’s securities lending program. Substitute payments received by the Fund with respect to municipal securities lent, if any, will not constitute tax-exempt interest income to the Fund.
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.” The Index Provider relies on the bond issuer’s prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment. Similarly, for municipal bonds not represented in the Underlying Index, BFA relies on prospectus disclosure of the tax opinion from the bond issuer’s counsel. Neither BFA nor the Fund guarantees that these opinions are correct, and there is no assurance that the U.S. Internal Revenue Service (“IRS”) will agree with the bond issuer’s counsel’s tax opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with U.S. federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the security could decline significantly in value. For municipal bonds not included in the Underlying Index, BFA will generally seek to obtain bonds that pay interest that is
9

exempt from U.S. federal income taxes, the federal AMT and the federal Medicare contribution tax. The interest on any money market instruments or other cash equivalents held by the Fund may be subject to the federal AMT or the federal Medicare contribution tax.
Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax, federal AMT or federal Medicare contribution tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. U.S. federal or state changes in income, federal AMT or federal Medicare contribution tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value. If the IRS determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable, even retroactively, and the securities could decline significantly in value.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund holding uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Utilities Sector Risk. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. In addition, deregulation may eliminate restrictions on the profits of certain utility companies, but may also subject these companies to greater risk of loss. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction projects during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters. Existing and future regulations or legislation may make it difficult for utility companies to operate profitably. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. There is no assurance that regulatory authorities will grant rate increases in the future, or that such increases will be adequate to permit the payment of coupon payments on bonds issued by or in respect to such companies. Energy conservation and changes in
10

climate policy may also have a significant adverse impact on the revenues and expenses of utility companies.
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security or asset and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. Because the bond market may be open on days when the Fund does not price its shares, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
A Further Discussion of Other Risks
The Fund may also be subject to certain other risks associated with its investments and investment strategies.
Transportation Industry Group Risk. Issuers in the transportation industry group may be adversely affected by economic changes, fuel prices, labor relations, and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses.
Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's Statement of Additional Information (“SAI”). The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).
Management
Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Trust. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the research and expertise of its asset management affiliates with respect to certain portfolio securities. In seeking to achieve the Fund's investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.
For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.30%. BFA has contractually agreed to waive a portion of its management fees in order to limit the Total Annual Fund Operating Expenses to 0.18% of the average daily net assets through the termination date of the Fund, on or
11

about September 1, 2019. The contractual waiver may be terminated prior to the Fund's termination only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). As of June 30, 2015, BFA and its affiliates provided investment advisory services for assets in excess of $4.72 trillion. BFA and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.
A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement with BFA is available in the Fund's semi-annual report for the six-month period ended September 30.
Portfolio Managers. James Mauro and Scott Radell are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities.
James Mauro has been employed by BFA and BTC as a portfolio manager since 2011. Prior to that, Mr. Mauro was a Vice President at State Street Global Advisors. Mr. Mauro has been a Portfolio Manager of the Fund since 2014.
Scott Radell has been employed by BFA and BTC as a portfolio manager since 2004. Mr. Radell was a credit strategist from 2003 to 2004 and became a portfolio manager at BGFA and Barclays Global Investors, N.A. in 2004. Mr. Radell has been a Portfolio Manager of the Fund since 2014.
The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Fund.
Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.
Conflicts of Interest. The investment activities of BFA and its affiliates (including BlackRock and The PNC Financial Services Group, Inc., and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and the Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and the Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their
12

interests or the interests of their clients may conflict with those of the Fund. BFA or one or more of the Affiliates acts, or may act, as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which BFA or an Affiliate performs or seeks to perform investment banking or other services. Specifically, the Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates in connection with the Fund's portfolio investment transactions.
BFA or an Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”)). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or having interests different from or adverse to, the securities that are owned by the Fund.
No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund's investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA’s or an Affiliate’s other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or by BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.
13

The Fund's activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent will retain a share of securities lending revenues. BFA or an Affiliate will also receive compensation for managing the reinvestment of cash collateral. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BFA or the Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the Fund's SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.
Buying and Selling Shares. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange or otherwise in the secondary market. The Fund's shares trade under the trading symbol “IBMH.”
Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund's spread may also be impacted by the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
14

The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under Creations and Redemptions. The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.
The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.
Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.
Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and underlying securities held by the Fund, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the national securities exchange on which the Fund's shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities
15

and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund's NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.
Determination of Net Asset Value. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund's approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of
16

liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund. Non-U.S. securities whose values are affected by volatility that occurs in the markets or in related or highly correlated assets (e.g., American Depositary Receipts, Global Depositary Receipts or substantially identical ETFs) on a trading day after the close of non-U.S. securities markets may be fair valued.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Dividends and Distributions
General Policies. Dividends from net investment income, if any, generally are declared and paid at least once a year by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
17

Taxes. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares. In general, given its investment strategy, the Fund would not be an appropriate investment for a tax deferred retirement account such as an IRA.
Taxes on Distributions.
Dividends paid by the Fund that are properly reported as tax-exempt interest dividends will not be subject to regular U.S. federal income tax. The Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxation, including the federal AMT. Dividends paid by the Fund will be exempt from U.S. federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for U.S. federal income tax purposes and as long as the Fund properly reports such dividends as tax-exempt interest dividends. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions, may be exempt from income tax in that state. However, income from municipal securities of other states generally will not qualify for tax-free treatment.
Distributions from the Fund’s net investment income other than from net tax-exempt income, including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. The Fund's distributions of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Distributions from the Fund are subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 ($250,000 if married filing jointly) and of estates and trusts. Distributions from the Fund are not expected to qualify as qualified dividend income. In general, any taxable distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
If you lend your Fund shares pursuant to securities lending arrangements, you may
18

lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income. Consult your financial intermediary or tax adviser.
A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other items and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2016, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership, unless certain exceptions apply.
If you are a resident or a citizen of the United States, by law, back-up withholding at a 28% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
Shareholders will receive information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year. Likewise, the amount of tax-exempt income, including any tax-exempt income subject to AMT, that the Fund distributes will be reported and such income must be reported on the shareholder’s U.S. federal income tax return.
Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.
19

Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or an authorized participant who has entered into an agreement with the Fund's distributor, BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA (an “Authorized Participant”).
A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, creation baskets will generally correspond to the price and yield performance of the Fund.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund (“Fund Securities”) and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
The portfolio of securities required for purchase of a Creation Unit may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares. The Deposit Securities and Fund Securities, as applicable, in connection with a purchase or redemption of a Creation Unit, generally will correspond pro rata, to the extent practicable, to the securities held by the Fund.
Only an Authorized Participant may create or redeem Creation Units directly with the Fund.
In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund's instructions or may not be executed at all, or the Fund may not be able to place or change orders.
To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to
20

creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund's SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Costs Associated with Creations and Redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to cash transactions. Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund shares may pay fees for such services.
21

The following table shows, as of April 14, 2016, the approximate value of one Creation Unit, standard fees and maximum additional charges for creations and redemptions (as described above):
Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
$1,283,692	50,000	$150	3.0%	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.
Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1 University Square Drive, Princeton, NJ 08540.
BFA or its Affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Fund and certain other iShares funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its Affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its Affiliates.
22

Financial Highlights
The financial highlights table is intended to help investors understand the Fund’s financial performance since inception. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Fund's financial statements, in the Fund's Annual Report (available upon request).
Financial Highlights
(For a share outstanding throughout each period)
	Year ended Mar. 31, 2015	Period from Feb. 4, 2014[a] to Mar. 31, 2014
Net asset value, beginning of period	$ 24.97	$ 25.00
Income from investment operations:
Net investment income[b]	0.29	0.04
Net realized and unrealized gain (loss)[c]	0.39	(0.05)
Total from investment operations	0.68	(0.01)
Less distributions from:
Net investment income	(0.27)	(0.02)
Total distributions	(0.27)	(0.02)
Net asset value, end of period	$ 25.38	$ 24.97
Total return	2.73%	(0.05)% [d]
Ratios/Supplemental data:
Net assets, end of period (000s)	$48,214	$ 7,490
Ratio of expenses to average net assets[e]	0.19%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%	n/a
Ratio of net investment income to average net assets[e]	1.15%	1.08%
Portfolio turnover rate[f]	0% [g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.
23

Index Provider
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is the world’s largest global resource for index-based concepts, data and research. Home to financial market indicators, such as the S&P 500® and the Dow Jones Industrial Average®, SPDJI has over 115 years of experience constructing innovative and transparent solutions that fulfill the needs of institutional and retail investors. With over 1 million indices covering a wide range of asset classes across the globe, SPDJI defines the way investors measure and trade the markets. To learn more about SPDJI, please visit www.spdji.com.
The Index Provider provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global 1200TM, which includes the S&P 500® for the United States, the S&P Europe 350TM for Continental Europe, Ireland and the United Kingdom, the S&P/TOPIX 150TM for Japan, the S&P Asia 50TM, the S&P/TSX 60TM for Canada, the S&P/ASX 50TM and the S&P Latin America 40TM. S&P also publishes the S&P MidCap 400®, S&P SmallCap 600®, S&P Composite 1500® and S&P U.S. REITTM for the United States. S&P calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of comprehensive rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its Affiliates have entered into a license agreement with the Index Provider to use the Underlying Index. BFA or its Affiliates sublicense rights in the Underlying Index to the Trust at no charge.
24

Disclaimers
The Underlying Index is a product of SPDJI, and has been licensed for use by the Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track the Underlying Index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR
25

ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The past performance of the Underlying Index is not a guide to future performance. BFA does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and BFA shall have no liability for any errors, omissions or interruptions therein. BFA makes no warranty, express or implied, to the owners of shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
26

Supplemental Information
I. Premium/Discount Information
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s NAV. NAV is the price at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency of distributions of premiums and discounts for the Fund from April 1, 2014 through June 30, 2015.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	10	3.17%
Between 0.5% and -0.5%	305	96.83
	315	100.00%
27

II. Total Return Information
The table that follows presents information about the total returns of the Fund and the Underlying Index as of the fiscal year ended March 31, 2015.
“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price of the Fund. Market Price generally is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
An index is a financial calculation based on a grouping of financial instuments that is not an investment product that tracks a specified financial market or sector. Unlike the Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions and other charges that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.
Performance as of March 31, 2015
	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.73%	2.84%	2.65%	2.73%	2.84%	2.65%
Since Inception*	2.32%	2.63%	1.99%	2.68%	3.04%	2.30%

*	Total returns for the period since inception are calculated from the inception date of the Fund (02/04/14). The first day of secondary market trading in shares of the Fund was 02/06/14.
28

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

For more information visit www.iShares.com or call 1-800-474-2737
Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2015 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BFA and its Affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P-IBMH-0616

August 1, 2015
(as revised June 10, 2016)
2015 Prospectus
►	iShares iBonds Sep 2020 Term Muni Bond ETF* | IBMI | NYSE ARCA
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
*The iShares iBonds Sep 2020 Term Muni Bond ETF may also conduct business as the iBonds Sep 2020 Term Muni Bond ETF.

The “S&P AMT-Free Municipal Series 2020 IndexTM” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock Fund Advisors or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares®, iBonds® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates; these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates. None of such parties makes any representation regarding the advisability of investing in such product(s); nor do they have any liability for any errors, omissions, or interruptions of the S&P AMT-Free Municipal Series 2020 Index. This Fund is covered by U.S. Patent Nos. 8,438,100 and 8,655,770.
i

[THIS PAGE INTENTIONALLY LEFT BLANK]

iSHARES® iBONDS® SEP 2020 TERM MUNI BOND ETF
Ticker: IBMI	Stock Exchange: NYSE Arca
Investment Objective
The iShares iBonds Sep 2020 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2020.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (formerly, Barclays Global Fund Advisors (“BGFA”)) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver[1]	Total Annual Fund Operating Expenses After Fee Waiver
0.30%	None	None	0.30%	(0.12)%	0.18%

[1]	BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in order to limit the Total Annual Fund Operating Expenses to 0.18% of average daily net assets through the termination date of the Fund, on or about September 1, 2020. The contractual waiver may be terminated prior to the Fund's termination only upon written agreement of the Trust and BFA.
S-1

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.Fund expenses are calculated only through September 1, 2020 because the Fund is scheduled to cease operations and liquidate on or around that date. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	3 Years	5 Years	Maturity
$18	$58	$101	$104
Portfolio Turnover. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. From inception, August 12, 2014, to the most recent fiscal year end, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the investment results of the S&P AMT-Free Municipal Series 2020 IndexTM (the “Underlying Index”), which measures the performance of investment-grade, non-callable U.S. municipal bonds maturing in 2020. As of March 31, 2015, there were 2,192 issues in the Underlying Index.
The Underlying Index includes municipal bonds primarily from issuers that are state or local governments or agencies such that the interest on the bonds is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”). Each bond must have a rating of at least BBB- by Standard & Poor's Ratings Services (“S&P”), Baa3 by Moody’s Investors Service, Inc. (“Moody's”), or BBB- by Fitch Ratings, Inc. and must have a minimum maturity par amount of $2 million to be eligible for inclusion in the Underlying Index. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to $2 million as of each rebalancing date. All bonds in the Underlying Index will mature after May 31 and before September 2 of the year referenced in the name of the Underlying Index. When a bond in the Underlying Index matures or is pre-refunded, the bond does not accrue interest past the maturity or pre-refunded date. An amount representing its value at the time of maturity or pre-refunding will be included in the Underlying Index throughout the remaining life of the Underlying Index, and any such amount will be assumed to earn a rate equal to the return of cash and tax-exempt cash equivalents. The Underlying Index is a market value weighted index and is rebalanced after the market close on the last business day of each month.

S-2

The Fund is a series of the iShares iBonds® fixed maturity series of bond ETFs sponsored by BlackRock. The iBonds® fixed maturity series do not invest in U.S. savings bonds or other U.S. government bonds and are not designed to provide protection against inflation.
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index, except during the last months of the Fund's operations, as described below, and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. From time to time when conditions warrant, however, the Fund may invest at least 80% of its assets in the component securities of the Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund will generally hold municipal bond securities issued by state and local municipalities whose interest payments are exempt from U.S. federal income tax, the federal AMT and the federal Medicare contribution tax of 3.8% on “net investment income,” including dividends, interest and capital gains. In the last months of operation, as the bonds held by the Fund mature, the proceeds will not be reinvested in bonds but instead will be held in cash and cash equivalents, including, without limitation, money market funds affiliated with BFA, AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. These cash equivalents may not be included in the Underlying Index. By September 1, 2020, the Underlying
S-3

Index is expected to consist entirely of cash earned in this manner. Around the same time, the Fund will wind up and terminate, and its net assets will be distributed to then-current shareholders. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective.
Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face delisting.
Concentration Risk. The Fund may be susceptible to loss due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular state, region, municipality, market, project type, industry, group of industries, or asset class.
Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.
S-4

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, and the Fund’s other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
Declining Yield Risk. During the final three months prior to the Fund's planned termination date, its yield will generally tend to move toward prevailing money market rates, and may be lower than the yields of the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in the Fund, if held through maturity, will produce aggregate returns comparable to a direct investment in a group of municipal bonds of similar credit quality and maturity. Unlike a direct investment in municipal bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Fund's existence it may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund's portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.
Income Risk. The Fund's income may decline when interest rates fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds.
Index-Related Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
S-5

Interest Rate Risk. An increase in interest rates may cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. The current historically low interest rate environment increases the risks associated with rising interest rates.
Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. The Fund invests in municipal bonds of issuers that are primarily state or local governments or agencies. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices. The Fund invests a significant portion of its portfolio in municipal securities, which may be less liquid than comparable taxable bonds.
Management Risk. As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The recent financial crisis caused a decrease in the value and liquidity of many securities, including certain municipal securities, and adversely affected many issuers of municipal securities and may continue to do so.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project or from the assets.
Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions under any market conditions, including declining markets.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any
S-6

investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.”
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight.
Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security or asset and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. Because the bond market may be open on days when the Fund does not price its shares, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Performance Information
As of the date of the Fund's prospectus (the “Prospectus”), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
S-7

Management
Investment Adviser. BlackRock Fund Advisors.
Portfolio Managers. James Mauro and Scott Radell (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Mr. Mauro and Mr. Radell have been Portfolio Managers of the Fund since 2014.
Purchase and Sale of Fund Shares
The Fund is an exchange-traded fund (commonly referred to as an “ETF”). Individual shares of the Fund are listed on a national securities exchange. Most investors will buy and sell shares of the Fund through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund's distributor. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day.
Tax Information
The Fund intends to make distributions primarily from net tax-exempt income, although distributions of taxable capital gains may also occur. The Fund is generally not an appropriate investment for a 401(k) plan or an individual retirement account (“IRA”). Please consult your personal tax adviser.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
S-8

More Information About the Fund
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.
On March 1, 2016, the name of the Fund changed from iShares iBonds Sep 2020 AMT-Free Muni Bond ETF to iShares iBonds Sep 2020 Term Muni Bond ETF.
BFA is the investment adviser to the Fund. Shares of the Fund are listed for trading on NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of the Fund may be different from the Fund’s most recent NAV.
ETFs are funds that trade like other publicly traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
The Fund will wind up and terminate on or about September 1, 2020. Upon its termination, the Fund will distribute substantially all of its net assets, after making appropriate provision for any liabilities of the Fund, to then-current shareholders pursuant to a plan of liquidation. In the final months of the Fund's operations, as the bonds it holds mature, its portfolio will transition to cash and cash-like instruments, including without limitation AMT-free tax-exempt municipal notes, variable rate demand notes and obligations, tender option bonds and municipal commercial paper. By September 1, 2020, the Underlying Index is expected to consist almost entirely of cash earned in this manner. As the Fund approaches its termination date, its holdings of money market or similar funds may increase, causing the Fund to incur the fees and expenses associated with investing in these funds. In accordance with the Trust's Amended and Restated Agreement and Declaration of Trust dated September 17, 2009, the Fund will terminate on or about the date above as approved by a majority of the Trust's Board of Trustees (the “Board”) without requiring additional approval by Fund shareholders. The Board may extend the termination date if a majority of the Board determines the extension to be in the best interest of the Fund.
The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.
An index is a financial calculation based on a grouping of financial instruments that is not an investment product while the Fund is an actual investment portfolio. The
1

performance of the Fund and the Underlying Index may vary for a number of reasons, including transaction costs, non-U.S. currency valuations, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund’s portfolio and the Underlying Index resulting from the Fund's use of representative sampling or from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index. “Tracking error” is the divergence of the performance (return) of the Fund's portfolio from that of the Underlying Index. BFA expects that, over time, the Fund’s tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.
An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
The Fund's investment objective and the Underlying Index may be changed without shareholder approval.
A Further Discussion of Principal Risks
The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Asset Class Risk. The securities in the Underlying Index or in the Fund’s portfolio may underperform other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Various types of securities, currencies and indexes may experience cycles of outperformance and underperformance in comparison to the general financial markets.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to NAV and possibly face delisting.
Concentration Risk. The Fund may be more susceptible to an increased risk of loss due to adverse events that affect the Fund more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of issuers in a particular state, region, municipality, market, project type, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences than the market as a whole.
2

Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price, which may adversely affect the value of the Fund.
Cyber Security Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyber attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
3

Declining Yield Risk. During the three months prior to the Fund's planned termination date, the bonds held by the Fund will mature and the Fund’s portfolio will convert to cash or cash equivalents. During these final three months, the Fund’s yield will generally tend to move toward prevailing money market rates, and may be lower than the yields of the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Fluctuation of Yield and Liquidation Amount Risk. The Fund, unlike a direct investment in a municipal bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. It is expected that an investment in the Fund, if held through maturity, will produce aggregate returns comparable to a direct investment in a group of municipal bonds of similar credit quality and maturity to those held by the Fund, but unlike a direct investment in municipal bonds, the breakdown of returns between Fund distributions and liquidation proceeds will not be predictable at the time of your investment. The Fund may make distributions at a greater (or lesser) rate than the coupon payments received on the Fund's portfolio, which will result in the Fund returning a lesser (or greater) amount on liquidation than would otherwise be the case. The breakdown between Fund distribution payments and the amount of liquidation proceeds may adversely affect the tax characterization of your returns from an investment in the Fund relative to a direct investment in municipal bonds. If the amount you receive as liquidation proceeds upon the Fund's termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes. In addition, the yield on your investment (i.e., the return on your purchase price) may be lower (or higher) than the Fund's published yields, which are based on the Fund's NAV.
Income Risk. The Fund’s income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in the Underlying Index are substituted or the Fund otherwise needs to purchase additional bonds. The Index Provider’s substitution of bonds in the Underlying Index may occur, for example, when the time to maturity for the bond no longer matches the Underlying Index’s stated maturity guidelines.
Index-Related Risk. The Fund seeks to achieve a return which corresponds generally to the price and yield performance, before fees and expenses, of the Underlying Index as published by the Index Provider. There is no assurance that the Index Provider or any agents that may act on its behalf will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, neither the Index Provider nor its agents provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Underlying Index or its related data, and they do not guarantee that the Underlying Index will be in line with the Index Provider’s methodology. BFA’s mandate as described in this Prospectus is to manage the Fund consistently with the Underlying Index provided by the Index Provider to BFA. Consequently, BFA does not provide any warranty or guarantee against the Index Provider’s or others’ errors. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the
4

indices are less commonly used. Therefore, gains, losses or costs associated with errors of the Index Provider or its agents will generally be borne by the Fund and its shareholders. For example, during a period where the Fund’s Underlying Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Underlying Index’s other constituents. Such errors may negatively or positively impact the Fund and its shareholders. Any gains due to the Index Provider’s or others’ errors will be kept by the Fund and its shareholders and any losses resulting from the Index Provider’s or others’ errors will be borne by the Fund and its shareholders.
Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Underlying Index in order, for example, to correct an error in the selection of index constituents. When the Underlying Index of the Fund is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Underlying Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider to the Underlying Index may increase the costs and the tracking error risk of the Fund.
Interest Rate Risk. As interest rates rise, the value of a fixed-income security held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term durations, which is expected to occur to a greater degree earlier in the life of the Fund, rising interest rates may cause the value of the Fund’s investments to decline significantly, which may adversely affect the value of the Fund. Because the Fund holds a portfolio of securities set to mature at approximately the same time, the Fund generally will have greater exposure to interest rate risk earlier in its life than closer to its termination date. An increase in interest rates may lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets.
The current historically low interest rate environment was created in part by the U.S. Federal Reserve Board (the “Fed”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. Economic recovery and the ending of the Fed’s quantitative easing program increase the likelihood of interest rates rising in the future.
Issuer Risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s credit quality or value.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. To the extent the Fund invests in illiquid securities or securities that become less liquid, such investments may have a negative effect on the returns of the
5

Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. To the extent that the Fund invests in securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be harder to value. Although the Fund primarily seeks to redeem shares of the Fund on an in-kind basis, if the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions from the Fund may be higher than normal. It may also be the case that other market participants may be attempting to liquidate fixed-income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. There can be no assurance that a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund.
The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than on public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund’s portfolio may have greater exposure to liquidity risk than a fund that invests in comparable non-municipal securities.
Management Risk. The Fund may not fully replicate the Underlying Index and may hold securities not included in the Underlying Index. As a result, the Fund is subject to the risk that BFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Risk. The Fund could lose money due to short-term market movements and over longer periods during market downturns or due to the credit deterioration of issuers of the securities held by the Fund. Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements or uncertainty. Market risks may be influenced by price, currency and interest rate movements. The Fund is exposed to market risk by virtue of its investment in fixed-income instruments. Securities may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets, as well as issuer-specific concerns. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular project type, group of types or the issuer. If values for fixed-income securities generally were to decline significantly, the Fund’s market price would also decline. During a general market downturn, multiple asset classes may be negatively affected. Fixed-income securities with short-term maturities are generally
6

less sensitive to such changes than are fixed-income securities with longer-term maturities.
Beginning in 2007, the equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis caused a significant decline in the value and liquidity of many securities, including municipal securities, and adversely affected many issuers of municipal securities. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of a security may also decrease due to specific conditions that affect a particular sector of the securities market or a particular issuer. In addition, since many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market.
Market Trading Risk
Absence of Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.
Risk of Secondary Listings. The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders.
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of
7

the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund's shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund's portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a discount to NAV.
Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). There may also be regulatory and other charges that are incurred as a result of trading activity.  The spread varies over time for shares of the Fund based on trading volume and market liquidity, and is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause increased spreads. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal
8

securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.
Municipal securities backed by current or anticipated revenues from a specific project or assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets.
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Underlying Index. The Fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. BlackRock Institutional Trust Company, N.A. (“BTC”), the Fund’s securities lending agent, will take into account the tax impact to shareholders of substitute payments for dividends when managing the Fund’s securities lending program. Substitute payments received by the Fund with respect to municipal securities lent, if any, will not constitute tax-exempt interest income to the Fund.
Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal income taxes, the federal AMT or the federal Medicare contribution tax of 3.8% on “net investment income.” The Index Provider relies on the bond issuer’s prospectus disclosure of the opinion from its counsel as to the tax-exempt status of the investment. Similarly, for municipal bonds not represented in the Underlying Index, BFA relies on prospectus disclosure of the tax opinion from the bond issuer’s counsel. Neither BFA nor the Fund guarantees that these opinions are correct, and there is no assurance that the U.S. Internal Revenue Service (“IRS”) will agree with the bond issuer’s counsel’s tax opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with U.S. federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the security could decline significantly in value. For municipal bonds not included in the Underlying Index, BFA will generally seek to obtain bonds that pay interest that is
9

exempt from U.S. federal income taxes, the federal AMT and the federal Medicare contribution tax. The interest on any money market instruments or other cash equivalents held by the Fund may be subject to the federal AMT or the federal Medicare contribution tax.
Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax, federal AMT or federal Medicare contribution tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. U.S. federal or state changes in income, federal AMT or federal Medicare contribution tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value. If the IRS determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable, even retroactively, and the securities could decline significantly in value.
Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund holding uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.
Utilities Sector Risk. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. In addition, deregulation may eliminate restrictions on the profits of certain utility companies, but may also subject these companies to greater risk of loss. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, or financing large construction projects during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; or be subject to increased costs because of the scarcity of certain fuels or the effects of man-made or natural disasters. Existing and future regulations or legislation may make it difficult for utility companies to operate profitably. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. There is no assurance that regulatory authorities will grant rate increases in the future, or that such increases will be adequate to permit the payment of coupon payments on bonds issued by or in respect to such companies. Energy conservation and changes in
10

climate policy may also have a significant adverse impact on the revenues and expenses of utility companies.
Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund's valuation of the security or asset and from the value used by the Underlying Index, particularly for securities or assets that trade in low volume or volatile markets or that are valued using a fair value methodology. Because the bond market may be open on days when the Fund does not price its shares, the value of the securities or assets in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's Statement of Additional Information (“SAI”). The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).
Management
Investment Adviser. As investment adviser, BFA has overall responsibility for the general management and administration of the Trust. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the research and expertise of its asset management affiliates with respect to certain portfolio securities. In seeking to achieve the Fund's investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.
For its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.30%. BFA has contractually agreed to waive a portion of its management fees in order to limit the Total Annual Fund Operating Expenses to 0.18% of the average daily net assets through the termination date of the Fund, on or about September 1, 2020. The contractual waiver may be terminated prior to the Fund's termination only upon written agreement of the Trust and BFA. In addition, BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). As of June 30, 2015, BFA and its affiliates provided investment advisory services for assets in excess of $4.72 trillion.
11

BFA and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.
A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement with BFA is available in the Fund's semi-annual report for the six month period ended September 30.
Portfolio Managers. James Mauro and Scott Radell are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities.
James Mauro has been employed by BFA and BTC as a portfolio manager since 2011. Prior to that, Mr. Mauro was a Vice President at State Street Global Advisors. Mr. Mauro has been a Portfolio Manager of the Fund since 2014.
Scott Radell has been employed by BFA and BTC as a portfolio manager since 2004. Mr. Radell was a credit strategist from 2003 to 2004 and became a portfolio manager at BGFA and Barclays Global Investors, N.A. in 2004. Mr. Radell has been a Portfolio Manager of the Fund since 2014.
The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Fund.
Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.
Conflicts of Interest. The investment activities of BFA and its affiliates (including BlackRock and The PNC Financial Services Group, Inc., and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and the Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and the Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more of the Affiliates acts, or may act, as an investor, investment banker, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, market maker, trader, prime broker, lender, agent or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from, entities for which BFA or an Affiliate performs or seeks to
12

perform investment banking or other services. Specifically, the Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has developed or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments or other interests. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase, distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Affiliates in connection with the Fund's portfolio investment transactions.
BFA or an Affiliate may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including securities issued by other open-end and closed-end investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”)). The trading activities of BFA and these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or having interests different from or adverse to, the securities that are owned by the Fund.
No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund's investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA’s or an Affiliate’s other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or by BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.
The Fund's activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent will retain a share of securities lending revenues. BFA or an Affiliate will also receive compensation for managing the reinvestment of cash collateral. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
13

The activities of BFA or the Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the Fund's SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free: 1-800-iShares (1-800-474-2737) or visiting our website at www.iShares.com.
Buying and Selling Shares. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of this Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange or otherwise in the secondary market. The Fund's shares trade under the trading symbol “IBMI.”
Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund's spread may also be impacted by the liquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, subject to the conditions described below under Creations and Redemptions. The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.
14

The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.
Book Entry. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.
Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and underlying securities held by the Fund, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the national securities exchange on which the Fund's shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the Fund's NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States.
15

The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.
Determination of Net Asset Value. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund's approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in non-U.S. securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund. Non-U.S. securities whose values are affected by
16

volatility that occurs in the markets or in related or highly correlated assets (e.g., American Depositary Receipts, Global Depositary Receipts or substantially identical ETFs) on a trading day after the close of non-U.S. securities markets may be fair valued.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Dividends and Distributions
General Policies. Dividends from net investment income, if any, generally are declared and paid at least once a year by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Taxes. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares. In general,
17

given its investment strategy, the Fund would not be an appropriate investment for a tax deferred retirement account such as an IRA.
Taxes on Distributions.
Dividends paid by the Fund that are properly reported as tax-exempt interest dividends will not be subject to regular U.S. federal income tax. The Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxation, including the federal AMT. Dividends paid by the Fund will be exempt from U.S. federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for U.S. federal income tax purposes and as long as the Fund properly reports such dividends as tax-exempt interest dividends. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions, may be exempt from income tax in that state. However, income from municipal securities of other states generally will not qualify for tax-free treatment.
Distributions from the Fund’s net investment income other than from net tax-exempt income, including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. The Fund's distributions of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Distributions from the Fund are subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 ($250,000 if married filing jointly) and of estates and trusts. Distributions from the Fund are not expected to qualify as qualified dividend income. In general, any taxable distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income. Consult your financial intermediary or tax adviser.
A 30% withholding tax is currently imposed on U.S.-source dividends, interest and other items and will be imposed on proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2016, to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding
18

their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership, unless certain exceptions apply.
If you are a resident or a citizen of the United States, by law, back-up withholding at a 28% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
Shareholders will receive information after the end of each year setting forth the amount of dividends and long-term capital gains distributed to them by the Fund during the prior year. Likewise, the amount of tax-exempt income, including any tax-exempt income subject to AMT, that the Fund distributes will be reported and such income must be reported on the shareholder’s U.S. federal income tax return.
Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.
Creations and Redemptions. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” or an authorized participant who has entered into an agreement with the Fund's distributor, BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA (an “Authorized Participant”).
19

A creation transaction, which is subject to acceptance by the transfer agent, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, creation baskets will generally correspond to the price and yield performance of the Fund.
Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund (“Fund Securities”) and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
The portfolio of securities required for purchase of a Creation Unit may be different than the portfolio of securities the Fund will deliver upon redemption of Fund shares. The Deposit Securities and Fund Securities, as applicable, in connection with a purchase or redemption of a Creation Unit, generally will correspond pro rata, to the extent practicable, to the securities held by the Fund.
Only an Authorized Participant may create or redeem Creation Units directly with the Fund.
In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund's instructions or may not be executed at all, or the Fund may not be able to place or change orders.
To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Fund's SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on
20

their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Costs Associated with Creations and Redemptions. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the Authorized Participant on the applicable business day. Similarly, the standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the Authorized Participant on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to cash transactions. Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund shares may pay fees for such services.
The following table shows, as of April 14, 2016, the approximate value of one Creation Unit, standard fees and maximum additional charges for creations and redemptions (as described above):
Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Charge for Creations*	Maximum Additional Charge for Redemptions*
$1,290,205	50,000	$150	3.0%	2.0%

*	As a percentage of the net asset value per Creation Unit, inclusive, in the case of redemptions, of the standard redemption transaction fee.
Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to
21

investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1 University Square Drive, Princeton, NJ 08540.
BFA or its Affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Fund and certain other iShares funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its Affiliates from their own resources, which come directly or indirectly in part from fees paid by the iShares funds complex. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other iShares funds over another investment. More information regarding these payments is contained in the Fund's SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its Affiliates.
22

Financial Highlights
The financial highlights table is intended to help investors understand the Fund’s financial performance since inception. Certain information reflects financial results for a single share of the Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Fund's financial statements, in the Fund's Annual Report (available upon request).
Financial Highlights
(For a share outstanding throughout the period)
Period from Aug. 12, 2014[a] to Mar. 31, 2015
Net asset value, beginning of period	$ 25.00
Income from investment operations:
Net investment income[b]	0.21
Net realized and unrealized gain[c]	0.26
Total from investment operations	0.47
Less distributions from:
Net investment income	(0.16)
Total distributions	(0.16)
Net asset value, end of period	$ 25.31
Total return	1.88% [d]
Ratios/Supplemental data:
Net assets, end of period (000s)	$27,838
Ratio of expenses to average net assets[e]	0.18%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%
Ratio of net investment income to average net assets[e]	1.30%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
23

Index Provider
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is the world’s largest global resource for index-based concepts, data and research. Home to financial market indicators, such as the S&P 500® and the Dow Jones Industrial Average®, SPDJI has over 115 years of experience constructing innovative and transparent solutions that fulfill the needs of institutional and retail investors. With over 1 million indices covering a wide range of asset classes across the globe, SPDJI defines the way investors measure and trade the markets. To learn more about SPDJI, please visit www.spdji.com.
The Index Provider provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global 1200TM, which includes the S&P 500® for the United States, the S&P Europe 350TM for Continental Europe, Ireland and the United Kingdom, the S&P/TOPIX 150TM for Japan, the S&P Asia 50TM, the S&P/TSX 60TM for Canada, the S&P/ASX 50TM and the S&P Latin America 40TM. S&P also publishes the S&P MidCap 400®, S&P SmallCap 600®, S&P Composite 1500® and S&P U.S. REITTM for the United States. S&P calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of comprehensive rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its Affiliates have entered into a license agreement with the Index Provider to use the Underlying Index. BFA or its Affiliates sublicense rights in the Underlying Index to the Trust at no charge.
24

Disclaimers
The Underlying Index is a product of SPDJI, and has been licensed for use by the Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track the Underlying Index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR
25

ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The past performance of the Underlying Index is not a guide to future performance. BFA does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and BFA shall have no liability for any errors, omissions or interruptions therein. BFA makes no warranty, express or implied, to the owners of shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
26

Supplemental Information
I. Premium/Discount Information
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s NAV. NAV is the price at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of the Fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
The following information shows the frequency of distributions of premiums and discounts for the Fund from October 1, 2014 through June 30, 2015.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	13	6.91%
Between 0.5% and -0.5%	175	93.09
	188	100.00%
27

II. Total Return Information
The table that follows presents information about the total returns of the Fund and the Underlying Index as of the fiscal year ended March 31, 2015.
“Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price of the Fund. Market Price generally is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.
An index is a financial calculation based on a grouping of financial instuments that is not an investment product that tracks a specified financial market or sector. Unlike the Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions and other charges that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the following table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.
Performance as of March 31, 2015
	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception*	1.88%	2.24%	1.55%

*	Total returns for the period since inception are calculated from the inception date of the Fund (08/12/14). The first day of secondary market trading in shares of the Fund was 8/14/14.
28

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

For more information visit www.iShares.com or call 1-800-474-2737
Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.
If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI, Semi-Annual or Annual Report free of charge, please:
Call:	1-800-iShares or 1-800-474-2737 (toll free) Monday through Friday, 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesETFs@blackrock.com
Write:	c/o BlackRock Investments, LLC 1 University Square Drive, Princeton, NJ 08540
Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
©2015 BlackRock, Inc. All rights reserved. iSHARES® and BLACKROCK® are registered trademarks of BFA and its Affiliates. All other marks are the property of their respective owners.
Investment Company Act File No.: 811-09729
IS-P-IBMI-0616